1933 Act File No. 33-37993
                                   1940 Act File No. 811-6224

                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       X

   Pre-Effective Amendment No.
                                                       ------


   Post-Effective Amendment No. 10 ...............

                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                   -

   Amendment No. 9 ...............................

                               NEWPOINT FUNDS

             (Exact Name of Registrant as Specified in Charter)

       Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                  (Address of Principal Executive Offices)

                               (412) 288-1900
                       (Registrant's Telephone Number)

                         John W. McGonigle, Esquire,
                         Federated Investors Tower,
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on January 31, 1996, pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)
 -
    on                 pursuant to paragraph (a) of Rule 485.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X  filed the Notice required by that Rule on January 17, 1995; or
    intends to file the Notice required by that Rule on or about
               ; or
   ------------
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.




                            CROSS-REFERENCE SHEET

   This Amendment to the Registration Statement relates to the NEWPOINT FUNDS, which consists of two portfolios: (1) Newpoint Government Money Market Fund and (2) Newpoint Equity Fund, and is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............(1,2) Cover Page.
Item 2.   Synopsis.................(1,2) Summary of Fund Expenses.
Item 3.   Condensed Financial
          Information..............(1) Financial Highlights; (1,2)
                                   Performance Information.
Item 4.   General Description of
          Registrant...............(1,2) General Information; Investment
                                   Information; Investment Objective;
                                   Investment Policies; Investment
                                   Limitations.

Item 5.   Management of the Fund...(1,2) Newpoint Funds Information;
                                   Management of the Newpoint Funds;
                                   Distribution of Fund Shares;
                                   Administration of the Fund; (2)
                                   Expenses of the Fund; Brokerage
                                   Transactions.

Item 6.   Capital Stock and Other
          Securities...............(1,2) Dividends; Capital Gains;
                                   Shareholder Information; Voting Rights;
                                   Massachusetts Partnership Law; Effect of
                                   Banking Laws; Tax Information; Federal
                                   Income Tax.

Item 7.   Purchase of Securities Being
          Offered..................(1,2) Net Asset Value; Investing in the
                                   Fund; Share Purchases; Minimum Investment
                                   Required; What Shares Cost; Systematic
                                   Investment Program; Certificates and
                                   Confirmations; (2) Eliminating or Reducing the Sales Charge; Subaccounting Services.

Item 8.   Redemption or Repurchase.(1,2) Redeeming Shares; Systematic
                                   Withdrawal Program; Accounts with Low
                                   Balances; (1) Through First National Bank of Ohio; (2) Through First National Bank of Ohio or FirstMerit Securities, Inc.; Exchange Privilege; Exchange-by-Telephone.

Item 9.   Pending Legal Proceedings     None.


PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............(1,2) Cover Page.
Item 11.  Table of Contents........(1,2) Table of Contents.
Item 12.  General Information and
          History..................(1,2) General Information About the Fund.
Item 13.  Investment Objectives and
          Policies.................(1,2) Investment Objective and Policies;
                                   Investment Limitations.
Item 14.  Management of the Fund...(1,2) Newpoint Funds Management.
Item 15.  Control Persons and Principal
          Holders of Securities....(1,2) Fund Ownership.
Item 16.  Investment Advisory and Other
          Services.................(1,2) Investment Advisory Services;
                                   Administrative Services.
Item 17.  Brokerage Allocation.....(1,2) Brokerage Transactions.
Item 18.  Capital Stock and Other
          Securities...............Not applicable.
Item 19.  Purchase, Redemption and
          Pricing of Securities
          Being Offered............(1,2) Purchasing Shares; Determining Net
                                   Asset Value; Redeeming Shares.
Item 20.  Tax Status...............(1,2) Tax Status.
Item 21.  Underwriters.............(1) Distribution Plan (2) Distribution and
                                   Shareholder Services Plans.
Item 22.  Calculation of Performance
          Data.....................(1,2) Yield; Performance Comparisons; (1)
                                   Effective Yield; (2) Total Return;
                                   Appendix.
Item 23.  Financial Statements.....(1) Filed in Part A.



NEWPOINT GOVERNMENT MONEY MARKET FUND
(A PORTFOLIO OF NEWPOINT FUNDS)
PROSPECTUS

Newpoint Government Money Market Fund (the "Fund") is a diversified portfolio of
Newpoint Funds (the "Trust"), an open-end management investment company (a mutual fund). The Fund is a money market fund which invests in short-term U.S. government securities to achieve stability of principal and current income consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF FIRSTMERIT CORP., FIRST NATIONAL BANK OF OHIO, OR ANY OF THEIR RESPECTIVE SUBSIDIARIES OR AFFILIATES, ARE NOT ENDORSED OR GUARANTEED BY FIRSTMERIT CORP.,
FIRST NATIONAL BANK OF OHIO, OR ANY OF THEIR RESPECTIVE SUBSIDIARIES OR AFFILIATES, AND ARE NOT INSURED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER FEDERAL OR STATE
GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET
ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL
BE
ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated January
31,
1996 with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge, by calling 1-800-235-4669. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

Prospectus dated January 31, 1996

TABLE OF CONTENTS
------------------------------------------------------------------------------
--
SUMMARY OF FUND EXPENSES
1
------------------------------------------------------

FINANCIAL HIGHLIGHTS
2
------------------------------------------------------

GENERAL INFORMATION
3
------------------------------------------------------

INVESTMENT INFORMATION
3
------------------------------------------------------
  Investment Objective
3
  Investment Policies
3
  Investment Limitations
5

NEWPOINT FUNDS INFORMATION
6
------------------------------------------------------
  Management of Newpoint Funds
6
  Distribution of Fund Shares
7
  Administration of the Fund
7
NET ASSET VALUE
7
------------------------------------------------------

INVESTING IN THE FUND
8
------------------------------------------------------
  Share Purchases
8
  Minimum Investment Required
8
  What Shares Cost
8
  Systematic Investment Program
8
  Certificates and Confirmations
9
  Dividends
9
  Capital Gains
9

EXCHANGE PRIVILEGE
9
------------------------------------------------------
  Exchange-By-Telephone
10

REDEEMING SHARES
10
------------------------------------------------------
  Through First National Bank of Ohio or
     FirstMerit Securities, Inc.
10
  Systematic Withdrawal Program
12
  Accounts with Low Balances
12

SHAREHOLDER INFORMATION
12
------------------------------------------------------
  Voting Rights
12

EFFECT OF BANKING LAWS
12
------------------------------------------------------

TAX INFORMATION
13
------------------------------------------------------
  Federal Income Tax
13

PERFORMANCE INFORMATION
13
------------------------------------------------------

FINANCIAL HIGHLIGHTS--INVESTMENT SHARES  15
------------------------------------------------------

FINANCIAL STATEMENTS
16
------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS 23
------------------------------------------------------

ADDRESSES
24
------------------------------------------------------


SUMMARY OF FUND EXPENSES
------------------------------------------------------------------------------
--

                              SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)...............................................     None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)...............................................     None
Contingent Deferred Sales Charge (as a percentage of original purchase price
  or redemption proceeds, as applicable)............................................     None
Redemption Fee (as a percentage of amount redeemed, if applicable)..................     None
Exchange Fee........................................................................     None
                               ANNUAL FUND OPERATING EXPENSES
                           (As a percentage of average net assets)
Management Fee (after waiver)(1)....................................................    0.30%
12b-1 Fee...........................................................................     None
Other Expenses......................................................................    0.44%
     Total Fund Operating Expenses(2)...............................................    0.74%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The Total Fund Operating Expenses would have been 0.95% absent the voluntary waiver of a portion of the management fee.

     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND
EXPENSES, SEE "NEWPOINT FUNDS INFORMATION." WIRE-TRANSFERRED REDEMPTIONS OF
LESS
THAN $5,000 MAY BE SUBJECT TO ADDITIONAL FEES.

EXAMPLE                                                    1 year    3 years    5 years    10 years
                                                           ------    -------    -------    --------
You would pay the following expenses on a $1,000 invest-
  ment, assuming (1) 5% annual return and (2) redemption
  at the end of each time period. The Fund charges no
  redemption fees.......................................     $8        $24        $42        $ 93


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


NEWPOINT GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------
--
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 23.

                                                        YEAR ENDED NOVEMBER 30,
                                        --------------------------------------------------------
                                         1995       1994(D)       1993        1992       1991(A)
                                        ------      -------      ------      ------      -------
NET ASSET VALUE, BEGINNING OF PERIOD    $ 1.00      $ 1.00       $ 1.00      $ 1.00      $ 1.00
-------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------
  Net investment income                   0.05        0.03         0.02        0.03        0.04
-------------------------------------
LESS DISTRIBUTIONS
-------------------------------------
  Distributions from net investment
  income                                 (0.05)      (0.03 )      (0.02)      (0.03)      (0.04)
-------------------------------------   ------      -------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD          $ 1.00      $ 1.00       $ 1.00      $ 1.00      $ 1.00
-------------------------------------   ------      -------      ------      ------      ------
TOTAL RETURN (B)                          5.24%       3.25 %       2.47%       3.23%       3.87%
-------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------
  Expenses                                0.74%       0.77 %       0.74%       0.73%       0.57%*
-------------------------------------
  Net investment income                   5.12%       3.24 %       2.44%       3.21%       5.26%*
-------------------------------------
  Expense waiver/reimbursement (c)        0.20%       0.20 %       0.20%       0.20%       0.26%*
-------------------------------------
SUPPLEMENTAL DATA
-------------------------------------
  Net assets, end of period (000
     omitted)                           $99,674     $63,868      $48,897     $54,111    $64,140
-------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from March 11, 1991 (date of initial public investment) to November 30, 1991. For the period from the start of business, December 20, 1990, to March 10, 1991, net investment income aggregating $0.0136 per share ($1,346) was distributed to Federated Administrative Services.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) As of February 4, 1994, Investment Shares were no longer offered and ceased to exist. Prior to that date, the Fund had offered two classes of shares known as Trust Shares and Investment Shares.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
------------------------------------------------------------------------------
--

Newpoint Funds were established as a Massachusetts business trust under a Declaration of Trust dated November 12, 1990. Effective January 31, 1995, the Trust changed its name from "Portage Funds" to "Newpoint Funds," and the Fund changed its name from "Portage Government Money Market Fund" to "Newpoint Government Money Market Fund." The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Trust offers shares in two portfolios: Newpoint Equity Fund and the Fund. This prospectus relates only to the Fund. Prior to February 1, 1994, the Fund offered two classes of shares, called Trust Shares and Investment Shares. Effective February
1, 1994, the Fund no longer offered separate classes of shares.

The Fund is designed for customers of First National Bank of Ohio and its affiliates as a convenient means of participating in a professionally managed, diversified portfolio limited to short-term U.S. government securities. A minimum initial investment of $1,000 is required. The Fund attempts to stabilize the value of a share at $1.00. Fund shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
------------------------------------------------------------------------------
--

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of short-term U.S. government securities. The average maturity of U.S. government securities in the Fund's portfolio, computed on a dollar weighted basis, will be
90 days or less, and the Fund will invest only in securities with remaining maturities of 13 months or less at the time of purchase by the Fund.

Unless indicated otherwise, the investment policies of the Fund may be changed by the Board of Trustees (the "Trustees") without the approval of shareholders.
Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The U.S. government securities in which the Fund invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

     - direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and


     - notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as: the Farm Credits System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks;

     - Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; and Student Loan Marketing Association.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, such as Government National Mortgage Association participation
certificates, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

     - the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

     - the discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

     - the credit of the agency or instrumentality.

REPURCHASE AGREEMENTS. The U.S. government securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the
Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/ dealers, which are found by the Fund's investment adviser, First National Bank of Ohio (the "Adviser"), to be creditworthy.

REVERSE REPURCHASE AGREEMENTS. The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

When effecting reverse repurchase agreements, assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term or a long-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees, and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


INVESTMENT LIMITATIONS

The Fund will not:

     - borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets and pledge up to 15%
of
       the value of its total assets to secure such borrowings.

The above limitation cannot be changed without shareholder approval. See "Investment Objective and Policies" in the Statement of Additional Information.

The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.


The Fund will not:

     - invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.

NEWPOINT FUNDS INFORMATION
------------------------------------------------------------------------------
--

MANAGEMENT OF NEWPOINT FUNDS

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by First National Bank of Ohio subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

Both the Fund and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees, and could result in severe penalties.

     ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to 0.50 of 1% of the Fund's average daily net assets. The investment advisory contract provides for the voluntary reimbursement of expenses by the Adviser to the extent any Fund expenses exceed such lower expense limitation as the Adviser may, by notice to the Fund, voluntarily declare to be effective. The Adviser can terminate this voluntary reimbursement of
     expenses at any time at its sole discretion. The Adviser has undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.

     ADVISER'S BACKGROUND. First National Bank of Ohio, a national banking association formed in 1947, is a wholly-owned subsidiary of FirstMerit Corp. (formerly known as "First Bancorporation of Ohio"). Through its subsidiaries and affiliates, FirstMerit Corp. offers a full range of financial services to the public, including commercial lending, depository
     services, cash management, brokerage services, retail banking, credit card services, mortgage banking, investment advisory services, and trust services.

     As of December 31, 1995, the Trust Division of First National Bank of
Ohio
     had approximately $2.6 billion in assets under administration, of which it had investment discretion over $1.1 billion. First National Bank of Ohio has served as the Fund's investment adviser since the Fund's inception.


     As part of its regular banking operations, First National Bank of Ohio may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of First National Bank of Ohio. The lending relationship will not be a factor in the selection of securities.

DISTRIBUTION OF FUND SHARES

Federated Securities Corp., Pittsburgh, Pennsylvania, is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICING ARRANGEMENTS. The distributor may pay financial institutions a fee with respect to the average net asset value of shares held by their customers for providing administrative services. This fee, if paid, will be reimbursed by the Adviser and not the Fund.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:

                     MAXIMUM                  AVERAGE AGGREGATE DAILY NET
                ADMINISTRATIVE FEE            ASSETS OF THE NEWPOINT FUNDS
         --------------------------------   -----------------------------------
                     .150 of 1%                 on the first $250 million
                     .125 of 1%                  on the next $250 million
                     .100 of 1%                  on the next $250 million
                     .075 of 1%             on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least
$50,000
for the Fund. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE
------------------------------------------------------------------------------
--

The Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting total liabilities from assets and dividing the remainder by the number of shares outstanding. The Fund, of course, cannot guarantee that its net asset value will always remain at $1.00 per share.


INVESTING IN THE FUND
------------------------------------------------------------------------------
--

SHARE PURCHASES

Fund shares are sold on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. In connection with qualified account relationships in the Trust Department of First National Bank of Ohio, Fund shares may be purchased by telephone through procedures established with First National Bank of Ohio and its affiliates. Such procedures may include arrangements under which certain accounts are swept periodically and amounts exceeding an agreed-upon minimum are invested automatically in the Fund. Individual investors may place orders to purchase shares either by telephone or by mail. Texas residents should purchase shares of the Fund through Federated Securities Corp. at 1-800-356-2805. The Fund reserves the right to reject any purchase request.

THROUGH FIRST NATIONAL BANK OF OHIO AND FIRSTMERIT SECURITIES, INC. Trust customers placing an order to purchase shares of the Fund may open an account by calling First National Bank of Ohio at 216-384-7300. Information needed to establish the account will be taken over the telephone.

Individual investors placing an order to purchase shares of the Fund may telephone FirstMerit Securities, Inc. at 216-384-7230. An account may be opened by completing a new account application form available from FirstMerit Securities, Inc., 4100 Embassy Parkway, Akron, Ohio 44333.

Payment may be made by either check, transfer from an Automated Clearing House ("ACH") member institution, federal funds or by debiting a customer's account at
First National Bank of Ohio. Purchase orders must be received by 9:30 a.m. (Eastern time). Payment is required before 3:00 p.m. (Eastern time) on the same business day in order to earn dividends for that day.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $1,000. Subsequent investments may be in amounts of $100 or more. The Fund may waive the initial minimum investment from time to time.

WHAT SHARES COST

Fund shares are sold at their net asset value next determined after an order is received. There is no sales load imposed by the Fund.

The net asset value is determined at 12:00 noon (Eastern time), 3:00 p.m. (Eastern time), and 4:00 p.m. (Eastern time), Monday through Friday, except on:
(i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected;
(ii)
days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

SYSTEMATIC INVESTMENT PROGRAM

Shareholders who are individual investors and have opened an account may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account or by transfer from an ACH member institution and invested in shares. A shareholder may apply for participation in this program through FirstMerit Securities, Inc.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund.

Monthly confirmations are sent to report transactions such as purchases and redemptions as well as dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends will be reinvested on payment dates in additional shares unless cash payments are requested by writing to the Fund or First National Bank of Ohio or FirstMerit Securities, Inc., as appropriate. Share purchase settlements received by the transfer agent's bank before 3:00 p.m. (Eastern time) earn dividends that day.

CAPITAL GAINS

Capital gains, if any, could result in an increase in dividends. Capital losses, if any, could result in a decrease in dividends. If for some extraordinary reason the Fund realizes net long-term or short-term capital gains, it will distribute them at least once every 12 months.

EXCHANGE PRIVILEGE
------------------------------------------------------------------------------
--
A shareholder may exchange shares of Newpoint Government Money Market Fund for shares of Newpoint Equity Fund by calling or sending a written request to FirstMerit Securities, Inc. In addition, shares of Newpoint Government Money Market Fund may also be exchanged for certain other funds distributed by Federated Securities Corp. that are not advised by First National Bank of Ohio ("Federated Funds"). For further information on the availability of Federated Funds for exchanges, call FirstMerit Securities, Inc. Exchanges are subject to the minimum initial investment requirements of the fund into which the exchange is being made. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the fund into which an exchange is to be effected.

Shares may be exchanged at net asset value, plus the difference between the Fund's sales load (if any) already paid and any sales load of the fund into which Fund shares are to be exchanged, if higher.

When an exchange is made from a fund with a sales load to a fund with no sales load, the shares exchanged and additional shares which have been purchased by reinvesting dividends on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges; thus, an exchange of such shares for shares of a fund with a sales load would be at net asset value.

An excessive number of exchanges may be disadvantageous to the Trust. Therefore, the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege of any shareholder who makes more than six exchanges of shares of the Fund in a year, or three in a calendar quarter. Shareholders would be notified prior to any modification or termination.


The exchange privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Upon receipt of proper instructions and all necessary supporting documents, Fund shares submitted for exchange will be redeemed at the next-determined net asset value.

Written exchange instructions may require a signature guarantee. Exercise of this privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The exchange privilege may be terminated at any time. Shareholders will be notified of the termination of the exchange privilege. A shareholder may obtain further information on the exchange privilege by calling FirstMerit Securities, Inc. at 216-384-7230.

EXCHANGE-BY-TELEPHONE

Instructions for exchanges between portfolios which are part of the Newpoint Funds may be given by telephone to FirstMerit Securities, Inc. at 216-384-7230.
Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations.

Orders for exchanges received prior to 3:30 p.m. (Eastern time) on any day that the Fund is open for business will be executed as of the close of business that day. Orders for exchanges received after 3:30 p.m. (Eastern time) on any business day will be executed at the close of the next business day. The telephone exchange privilege may be modified or terminated at any time. Shareholders will be notified of such modification or termination.

Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

REDEEMING SHARES
------------------------------------------------------------------------------
--

The Fund redeems shares at their net asset value next determined after First National Bank of Ohio receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays when wire transfers are restricted. Requests for redemption can be made in person or by telephone for Trust customers. Individual investors can make requests for redemption in person, by telephone or by mail through FirstMerit Securities, Inc.

THROUGH FIRST NATIONAL BANK OF OHIO OR FIRSTMERIT SECURITIES, INC.

BY TELEPHONE. A shareholder who is a Trust customer of First National Bank of Ohio may redeem shares of the Fund by telephoning First National Bank of Ohio at
216-384-7300. A shareholder who is an individual investor/customer of FirstMerit
Securities, Inc. may redeem shares by telephoning 216-384-7230. For calls received by FirstMerit Securities, Inc. before 9:30 a.m. (Eastern time), proceeds will either be wired the same day to the shareholder's account at First
National Bank of Ohio, transferred through ACH to a member institution, or a check will be sent to the address of record. Those shares will not be entitled to the dividend declared on the day the redemption request was received. In no event will proceeds be sent more than seven days after a proper request for redemption has been received. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from FirstMerit Securities, Inc. Telephone redemption instructions may be recorded.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be utilized, such as a written request to Federated
Services Company or FirstMerit Securities, Inc.

If, at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

BY MAIL. Shares may also be redeemed by sending a written request to FirstMerit
Securities, Inc. Call FirstMerit Securities, Inc. for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his name, the Fund name, his account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request.

SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an
address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

     - a trust company or commercial bank whose deposits are insured by the Bank
       Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

     - a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

     - any other "eligible guarantor institution," as defined in the Securities
       Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

BY WRITING A CHECK. At the shareholder's request, Federated Services Company will establish a checking account for redeeming shares. For further information, contact FirstMerit Securities, Inc.

With a Fund checking account, shares may be redeemed simply by writing a check for $50 or more. The redemption will be made at the net asset value on the date that the check is presented to the Fund. A check may not be written to close an account. If a shareholder wishes to redeem shares and have the proceeds available, a check may be written and negotiated through the shareholder's bank.
Checks should never be sent to Federated Services Company or State Street to redeem shares. Canceled checks are sent to the shareholder each month upon request.


SYSTEMATIC WITHDRAWAL PROGRAM

If a shareholder's account has a value of at least $10,000, a Systematic Withdrawal Program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. A shareholder may apply for participation in this program through FirstMerit Securities, Inc.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000 due to shareholder redemptions.

Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
------------------------------------------------------------------------------
--

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders of the Fund for vote. All shares in the
Trust have equal voting rights, except that in matters affecting a particular Fund only shares of that Fund are entitled to vote.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or Fund's operation and for the election of Trustees under certain circumstances. As of January 11, 1996, Parcol & Co., First National Bank of Ohio, Akron, Ohio, owned approximately 87,903,276 shares (81.17%) of the Fund, and therefore may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

Trustees may be removed by the shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of all series of the Trust entitled to vote.


EFFECT OF BANKING LAWS
------------------------------------------------------------------------------
--

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers. The Fund's investment adviser First National
Bank of Ohio is subject to such banking laws and regulations.
First National Bank of Ohio believes, based on the advice of its counsel, that it may perform the investment advisory services for the Fund contemplated by its advisory agreement with the Fund without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent First National Bank of Ohio from continuing to perform all or a part of the above services. If this happens, changes in the operation of the Trust/Fund may occur, including the possible alteration or termination of any automatic or other share investment or redemption services then being provided, and the Trustees would consider alternative investment advisers and other means of continuing available investment services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

TAX INFORMATION
------------------------------------------------------------------------------
--
FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends are received in cash or as additional shares. The Fund will provide detailed tax information for reporting purposes.

Shareholders are urged to consult their own tax advisers regarding the status of their account under state and local tax laws.

PERFORMANCE INFORMATION
------------------------------------------------------------------------------
--

From time to time, the Fund advertises its yield and effective yield.

The yield of the Fund represents the annualized rate of income earned on an investment in the Fund over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in of the Fund is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.


Advertisements and other sales literature may also refer to total return. Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Funds performance to certain indices.



NEWPOINT GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS--INVESTMENT SHARES
------------------------------------------------------------------------------
--
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 23.

                                                             YEAR ENDED NOVEMBER 30,
                                                   --------------------------------------------
                                                   1994(D)       1993        1992       1991(A)
                                                   -------      ------      ------      -------
NET ASSET VALUE, BEGINNING OF PERIOD               $ 1.00       $ 1.00      $ 1.00      $ 1.00
------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------
  Net investment income                              0.00 4       0.02        0.03        0.04
------------------------------------------------
LESS DISTRIBUTIONS
------------------------------------------------
  Distributions from net investment income          (0.00 4)     (0.02)      (0.03)      (0.04)
------------------------------------------------   ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD                     $ 1.00       $ 1.00      $ 1.00      $ 1.00
------------------------------------------------   -------      ------      ------      ------
TOTAL RETURN (B)                                     0.40 %       2.47%       3.23%       3.87%
------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------
  Expenses                                           0.79 %*      0.74%       0.73%       0.57%*
------------------------------------------------
  Net investment income                              2.37 %*      2.44%       3.13%       5.26%*
------------------------------------------------
  Expense waiver/reimbursement (c)                   0.45 %*      0.45%       0.46%       0.51%*
------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------
  Net assets, end of period (000 omitted)          $    0       $10,315     $14,114     $7,933
------------------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from March 11, 1991 (date of initial public investment) to November 30, 1991. For the period from the start of business, December 20, 1990, to March 10, 1991, net investment income aggregating $0.0136 per share ($1,346) was distributed to Federated Administrative Services.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(d) Reflects operations for the period from December 1, 1993 to January 31,
1994.

As of February 1, 1994, Investment Shares were no longer offered and ceased to exist. Prior to that date, the Fund had offered two classes of shares known as Trust Shares and Investment Shares.

(See Notes which are an integral part of the Financial Statements)


NEWPOINT GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995
------------------------------------------------------------------------------
--

 PRINCIPAL
  AMOUNT                                                                                    VALUE
-----------         ------------------------------------------------------------------   -----------
U.S. GOVERNMENT AGENCY--53.7%
--------------------------------------------------------------------------------------
                    FEDERAL HOME LOAN BANK DISCOUNT NOTES--20.9%
                    ------------------------------------------------------------------
$21,000,000         5.38%-5.54%, 12/27/1995-3/15/1996                                    $20,794,272
                    ------------------------------------------------------------------   -----------
                    FEDERAL HOME LOAN MORTGAGE CORP.--6.0%
                    ------------------------------------------------------------------
  6,000,000         7.24%, 2/5/1996                                                        6,004,055
                    ------------------------------------------------------------------   -----------
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES--26.8%
                    ------------------------------------------------------------------
 27,000,000         5.42%-5.61%, 12/20/1995-5/15/1996                                     26,708,032
                    ------------------------------------------------------------------   -----------
                    TOTAL U.S. GOVERNMENT AGENCY                                          53,506,359
                    ------------------------------------------------------------------   -----------
(A)REPURCHASE AGREEMENTS--46.4%
--------------------------------------------------------------------------------------
 16,000,000         Merrill Lynch, Pierce, Fenner and Smith, Inc., 5.850%, dated
                    11/30/95, due 12/1/1995                                               16,000,000
                    ------------------------------------------------------------------
 15,280,000         National City Bank, 5.850% dated 11/30/1995, due 12/1/1995            15,280,000
                    ------------------------------------------------------------------
 15,000,000         Smith Barney, Inc., 5.850%, dated 11/30/1995, due 12/1/1995           15,000,000
                    ------------------------------------------------------------------   -----------
                    TOTAL REPURCHASE AGREEMENTS                                           46,280,000
                    ------------------------------------------------------------------   -----------
                    TOTAL INVESTMENTS AT AMORTIZED COST(B)                               $99,786,359
                    ------------------------------------------------------------------   -----------


(a) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($99,673,706) at November 30, 1995.

(See Notes which are an integral part of the Financial Statements)


NEWPOINT GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1995
------------------------------------------------------------------------------
--

ASSETS:
--------------------------------------------------------------------------------
Investments in repurchase agreements                                 $46,280,000
------------------------------------------------------------------
Investments in securities                                             53,506,359
------------------------------------------------------------------   -----------
     Total investments, at amortized cost and value                                 $ 99,786,359
--------------------------------------------------------------------------------
Cash                                                                                     316,199
--------------------------------------------------------------------------------
Income receivable                                                                        149,173
--------------------------------------------------------------------------------
Deferred expenses                                                                            588
--------------------------------------------------------------------------------    ------------
     Total assets                                                                    100,252,319
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for shares redeemed                                              177,961
------------------------------------------------------------------
Income distribution payable                                              342,323
------------------------------------------------------------------
Accrued expenses                                                          58,329
------------------------------------------------------------------   -----------
     Total liabilities                                                                   578,613
--------------------------------------------------------------------------------    ------------
Net Assets for 99,673,706 shares outstanding                                        $ 99,673,706
--------------------------------------------------------------------------------    ------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
($99,673,706 / 99,673,706 shares outstanding)                                              $1.00
--------------------------------------------------------------------------------    ------------


(See Notes which are an integral part of the Financial Statements)


NEWPOINT GOVERNMENT MONEY MARKET FUND

STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1995
------------------------------------------------------------------------------
--

INVESTMENT INCOME:
---------------------------------------------------------------------------------
Interest                                                                             $4,033,382
---------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------
Investment advisory fee                                                 $ 343,660
---------------------------------------------------------------------
Administrative personnel and services fee                                 103,098
---------------------------------------------------------------------
Custodian fees                                                             27,656
---------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                   43,369
---------------------------------------------------------------------
Directors'/Trustees' fees                                                   5,698
---------------------------------------------------------------------
Auditing fees                                                              18,564
---------------------------------------------------------------------
Legal fees                                                                  8,512
---------------------------------------------------------------------
Portfolio accounting fees                                                  42,398
---------------------------------------------------------------------
Share registration costs                                                   30,697
---------------------------------------------------------------------
Printing and postage                                                       11,793
---------------------------------------------------------------------
Insurance premiums                                                          5,114
---------------------------------------------------------------------
Miscellaneous                                                               8,668
---------------------------------------------------------------------   ---------
     Total expenses                                                       649,227
---------------------------------------------------------------------
Waivers and reimbursements--
---------------------------------------------------------------------
  Waiver of investment advisory fee                                      (137,464)
---------------------------------------------------------------------   ---------
     Net expenses                                                                       511,763
---------------------------------------------------------------------------------    ----------
          Net investment income                                                      $3,521,619
---------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)


NEWPOINT GOVERNMENT MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
--

                                                               YEAR ENDED        YEAR ENDED
                                                              NOVEMBER 30,      NOVEMBER 30,
                                                                  1995              1994
                                                              -------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------
OPERATIONS--
-----------------------------------------------------------
Net investment income                                         $  3,521,619      $  1,986,954
-----------------------------------------------------------   ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS--
-----------------------------------------------------------
Distributions from net investment income:
-----------------------------------------------------------
Trust Shares                                                    (3,521,619 )      (1,947,673)
-----------------------------------------------------------
Investment Shares                                                       --           (39,281)
-----------------------------------------------------------   ------------      ------------
     Change in net assets resulting from distributions to
     shareholders                                               (3,521,619 )      (1,986,954)
-----------------------------------------------------------   ------------      ------------
SHARE TRANSACTIONS--
-----------------------------------------------------------
Proceeds from sale of shares                                   214,437,253       174,363,488
-----------------------------------------------------------
Net asset value of shares issued to shareholders in payment
  of distributions declared                                        640,172           265,707
-----------------------------------------------------------
Cost of shares redeemed                                       (179,271,936 )    (169,972,634)
-----------------------------------------------------------   ------------      ------------
     Change in net assets resulting from share transactions     35,805,489         4,656,561
-----------------------------------------------------------   ------------      ------------
          Change in net assets                                  35,805,489         4,656,561
-----------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------
Beginning of period                                             63,868,217        59,211,656
-----------------------------------------------------------   ------------      ------------
End of period                                                 $ 99,673,706      $ 63,868,217
-----------------------------------------------------------   ------------      ------------


(See Notes which are an integral part of the Financial Statements)


NEWPOINT GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1995
------------------------------------------------------------------------------
--

(1) ORGANIZATION

Newpoint Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The
Trust consists of two portfolios, Newpoint Equity Fund and Newpoint Government Money Market Fund. The financial statements included herein are only those of Newpoint Government Money Market Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.
     INVESTMENT VALUATIONS--The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase
     agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase
     agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed
     by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties
     to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.


     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the
     Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-
issued
     securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the
     settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial
     expense of registering the shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At November 30, 1995, capital paid-in aggregated $99,673,706.

Transactions in shares were as follows:

                                                         YEAR ENDED           YEAR ENDED
                   TRUST SHARES                       NOVEMBER 30, 1995    NOVEMBER 30, 1994
---------------------------------------------------   -----------------    -----------------
Shares sold                                               214,437,253          171,031,425
---------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                        640,172              246,984
---------------------------------------------------
Shares redeemed                                          (179,271,936)        (156,307,374)
---------------------------------------------------   ---------------      ---------------
  Net change resulting from Trust Share
     transactions                                          35,805,489           14,971,035
---------------------------------------------------   ---------------      ---------------

                                                        YEAR ENDED            YEAR ENDED
                INVESTMENT SHARES                    NOVEMBER 30, 1995    NOVEMBER 30, 1994*
--------------------------------------------------   -----------------    ------------------
Shares sold                                                      --             3,332,063
--------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                           --                18,723
--------------------------------------------------
Shares redeemed                                                  --           (13,665,260)
--------------------------------------------------   --------------       ---------------
  Net change resulting from Investment Share
  transactions                                                   --           (10,314,474)
--------------------------------------------------   --------------       ---------------
     Net change resulting from Fund share
     transactions                                        35,805,489             4,656,561
--------------------------------------------------   --------------       ---------------


* For the period from December 1, 1993 to January 31, 1994. As of February 1, 1994, Investment Shares were no longer offered and ceased to exist.

 (4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--First National Bank of Ohio, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .50 of 1% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--Federated Services Company maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.
ORGANIZATIONAL EXPENSES--Organizational expenses of $114,169 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses at an annual rate of .005 of 1% of average daily net assets until expenses initially borne are fully reimbursed or the expiration of five years after effective date, whichever occurs earlier. For the period ended November 30, 1995, the Fund paid $3,098 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
------------------------------------------------------------------------------
--

To the Shareholders and Board of Trustees of

NEWPOINT FUNDS
(Newpoint Government Money Market Fund):

We have audited the accompanying statement of assets and liabilities of Newpoint
Government Money Market Fund (an investment portfolio of Newpoint Funds, a Massachusetts business trust), including the schedule of portfolio investments, as of November 30, 1995, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights (see pages 2 and 15 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Newpoint Government Money Market Fund, an investment portfolio of Newpoint Funds, as of November 30, 1995, the results of its operations for the year then ended, and the changes in net assets, and financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN
LLP

Pittsburgh, Pennsylvania
January 12, 1996


ADDRESSES
------------------------------------------------------------------------------
--

Newpoint Government Money Market Fund
                                                             Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                   Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Investment Adviser
                First National Bank of Ohio                  106 South Main Street
                                                             Akron, Ohio 44308-1444
------------------------------------------------------------------------------------------------
Custodian
                State Street Bank and                        P.O. Box 8600
                Trust Company                                Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                Federated Services Company                   P.O. Box 8600
                                                             Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------------
Independent Public Accountants
                Arthur Andersen LLP                          2100 One PPG Place
                                                             Pittsburgh, Pennsylvania 15222
------------------------------------------------------------------------------------------------


                                       24

------------------------------------------------------------------------------
--

------------------------------------------------------------------------------
--
                                      NEWPOINT GOVERNMENT
                                      MONEY MARKET FUND
                                      (A PORTFOLIO OF NEWPOINT FUNDS)
                                      PROSPECTUS

                                      An Open-end, Diversified
                                      Management Investment Company

                                      January 31, 1996
                                     LOGO

      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER

      PITTSBURGH, PA 15222-3779

      CUSIP 651722100
      0121703A (1/96)




                    NEWPOINT GOVERNMENT MONEY MARKET FUND
                        A PORTFOLIO OF NEWPOINT FUNDS
                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus of the Newpoint Government Money Market Fund (the "Fund") dated January 31, 1996. This Statement is not a prospectus itself. To receive a copy of the prospectus, write First National Bank of Ohio, 106 South Main Street, Akron, Ohio 44308-1444.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
                        Statement dated January 31, 1996
                                                  First National Bank of Ohio,
                                                            Investment Adviser
GENERAL INFORMATION ABOUT THE FUND1          COMPLIANCE                    3

INVESTMENT OBJECTIVE AND POLICIES1        NEWPOINT FUNDS MANAGEMENT        3

 TYPES OF INVESTMENTS            1         FUND OWNERSHIP                  7
 WHEN-ISSUED AND DELAYED DELIVERY          TRUSTEES' COMPENSATION          8
  TRANSACTIONS                   1         TRUSTEE LIABILITY               9
 REVERSE REPURCHASE AGREEMENTS   1        INVESTMENT ADVISORY SERVICES     8
 LENDING OF PORTFOLIO SECURITIES 1
                                           ADVISER TO THE FUND             8
INVESTMENT LIMITATIONS           1
                                           ADVISORY FEES                   8




           FEDERATED SECURITIES CORP.

 REGULAT   Distributor
  ORY      A subsidiary of Federated Investors


OTHER SERVICES                   9        BROKERAGE TRANSACTIONS          10

 FUND ADMINISTRATION             9
 CUSTODIAN AND PORTFOLIO                  PURCHASING SHARES               10
  RECORDKEEPER                   9
                                           DISTRIBUTION PLAN              10
 TRANSFER AGENT                  9
                                           CONVERSION TO FEDERAL FUNDS    10
 INDEPENDENT PUBLIC ACCOUNTANTS  9
                                          DETERMINING NET ASSET VALUE     10

                                           USE OF THE AMORTIZED COST METHOD10
                                          REDEEMING SHARES                11

                                           REDEMPTION IN KIND             11

                                           MASSACHUSETTS PARTNERSHIP LAW  12

                                          TAX STATUS                      12

                                           THE FUND'S TAX STATUS          12
                                           SHAREHOLDERS' TAX STATUS       12
                                          YIELD                           12

                                          EFFECTIVE YIELD                 13

                                          PERFORMANCE COMPARISONS         13




GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio in Newpoint Funds (the "Trust"), which was established as a Massachusetts business trust under a Declaration of Trust dated November 12, 1990. Effective January 31, 1995, the Trust changed its name from "Portage


Funds" to "Newpoint Funds," and the Fund changed its name from "Portage Government Money Market Fund" to "Newpoint Government Money Market Fund." Prior to February 1, 1994, the Fund was offered in both a Trust Shares class and an Investment Shares class. As of February 1, 1994, the Fund no longer offered separate classes of shares.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide stability of principal and current income consistent with stability of principal. This investment objective cannot be changed without approval of shareholders.
TYPES OF INVESTMENTS
The Fund invests only in short-term U.S. government securities.
  VARIABLE RATE U.S. GOVERNMENT SECURITIES
     Some of the short-term U.S. government securities the Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate.
     Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.
     The Fund may purchase variable rate U.S. government securities upon the determination by the Board of Trustees (the "Trustees") that the interest rate as adjusted will cause the instrument to have a current market value that approximates its par value on the adjustment date.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REVERSE REPURCHASE AGREEMENTS
The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.


INVESTMENT LIMITATIONS

  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets including the amount borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.
  RESTRICTED SECURITIES
     The Fund will not invest more than 10% of the value of its net assets in securities subject to restrictions on resale under the Securities Act of 1933 except for certain restricted securities which meet criteria for liquidity as established by the Trustees.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge or hypothecate any assets, except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Fund at the time of the pledge.


  UNDERWRITING
     The Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
  INVESTING IN REAL ESTATE
     The Fund will not buy or sell real estate including limited partnership interests, although it may invest in securities secured by real estate or interests in real estate.
  INVESTING IN COMMODITIES
     The Fund will not buy or sell commodities, commodity contracts, or commodities futures contracts.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding bonds, debentures, notes, certificates of indebtedness or other debt securities, entering into repurchase agreements or engaging in other transactions where permitted by its investment objective, policies and limitations or the Trust's Declaration of Trust.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement more than seven days after notice and certain restricted securities determined by the Trustees not to be liquid.


  DEALING IN PUTS AND CALLS
     The Fund will not buy or sell puts, calls, straddles, spreads, or any combination of these.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will not purchase securities of other investment companies except as part of a merger, consolidation, or other acquisition.


  INVESTING IN MINERALS
     The Fund will not purchase or sell, oil, gas, or other mineral exploration or development programs, or leases.
     Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
     The Fund did not borrow money, issue senior securities, or pledge securities in excess of 5% of the value of its net assets in the last fiscal year and has no present intent to do so in the coming fiscal year.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in this prospectus and Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940, (the "ICA"). In particular, the Fund will comply with the various requirements of SEC Rule 2a-7 under the ICA which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of a fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by the rating agencies, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

NEWPOINT FUNDS MANAGEMENT

Officers and Trustees are listed with their addresses, principal occupations, and present positions.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA


Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.




John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee


Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.


J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Executive Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman of the Company.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Edward C. Gonzales *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
President and Treasurer


Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.




Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee


Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts


4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.




Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President


Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President and Trustee, Federated Investors; Vice President, Federated Shareholder Services; Treasurer of some of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the
Investment Company Act of 1940, as      amended.
@ Member of the Executive Committee. The Executive Committee of the Board of
Trustees handles the     responsibilities of the Board of Trustees between
meetings of the Board.

As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; FTI Funds; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term


U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; Federated U.S. Government Securities
Fund: 5-10 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.

FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.

As of January 6, 1996, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: Parcol and Co., Akron, OH, owned approximately 87,903,276 shares (81.17%); and First National Bank of Ohio, Akron, Ohio, owned approximately 5,837,002 shares (5.39%).




Trustees Compensation


NAME , AND            AGGREGATE           TOTAL COMPENSATION
POSITION WITH THE     COMPENSATION FROM   PAID TO THE TRUSTEES FROM THE
TRUST                 THE TRUST+          TRUST AND FUND COMPLEX **


John F. Donahue,
Chairman and Trustee     $ -0-            $ -0- for the Trust and
                                          69 investment companies
Thomas G. Bigley,
Trustee                  $266             $24,991 for the Trust and
                                          50 investment companies
John T. Conroy, Jr.,
Trustee                  $1,163.75        $136,100 for the Trust and
                                          65 investment companies
William J. Copeland,
Trustee                  $1,163.75        $136,100 for the Trust and
                                          65 investment companies
J. Christopher Donahue
Trustee                  $                $         for the Trust and
                          -------          -------
                                              investment companies
                                          ---
James E. Dowd,
Trustee                  $1,163.75        $136,100 for the Trust and
                                          65 investment companies
Lawrence D. Ellis, M.D.,
Trustee                  $1,059.50        $123,600 for the Trust and


                                          65 investment companies
Edward L. Flaherty, Jr.,
Trustee                  $1,163.75        $136,100 for the Trust and
                                          65 investment companies
Edward C. Gonzales,
President and Trustee    $ -0-            $ -0- for the Trust and
                                          18 investment companies
Peter E. Madden,
Trustee                  $899.50          $104,880 for the Trust and
                                          65 investment companies
Gregor F. Meyer,
Trustee                  $1,059.50        $123,600 for the Trust and
                                          65 investment companies
John E. Murray, Jr.
Trustee                  $                $        for the Trust and
                          -------          -------
                                              investment companies
                                          ---
Wesley W. Posvar,
Trustee                  $1,059.50        $123,600 for the Trust and
                                          65 investment companies
Marjorie P. Smuts,
Trustee                  $1,059.50        $123,600 for the Trust and
                                          65 investment companies

 +The aggregate compensation is paid by the Trust, which is comprised of two portfolios.
**Certain of the Trustees name as Trustees of some, but not all, of the investment companies that comprise the Federated Funds Complex. In addition to Messrs. John F. Donahue and Edward C. Gonzales, no other Officer of the Trust received any compensation from the Trust.




TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will only be liable for their own willful defaults. If reasonable care has been exercised in the selection of officers, agents, employees, or investment advisers, a Trustee shall not be liable for any neglect or wrong doing of any such person. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is First National Bank of Ohio (the "Adviser"). It is a wholly-owned subsidiary of FirstMerit Corp. Because of the internal controls maintained by First National Bank of Ohio to restrict the flow of non-public information, Fund investments are typically made without any knowledge of First National Bank of Ohio's or its affiliates' lending relationships with an issuer.
The Adviser shall not be liable to the Trust, the Fund or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES
For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended November 30,


1995, 1994, and 1993, the Adviser earned $343,660, $309,110, and $301,679 respectively, of which $137,464, $123,644, and $120,671, respectively, were voluntarily waived.
  STATE EXPENSE LIMITATIONS
     The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2 1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1 1/2% per year of the remaining average net assets, the Adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this expense limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.

OTHER  SERVICES

FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. For the fiscal years ended November 30, 1995,


1994 and 1993, the Fund incurred costs for administrative services of $103,098, $92,733, and $90,504, respectively.
CUSTODIAN. AND PORTFOLIO RECORDKEEPER
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.
TRANSFER AGENT
Federated Services Company, Boston, MA, a subsidiary of Federated Investors, is transfer agent and dividend disbursing agent for the Fund. It also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.
INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, Pennsylvania.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund

PURCHASING SHARES

Shares are sold at their net asset value without a sales load on days the New York Stock Exchange and Federal Reserve Wire System are open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."
DISTRIBUTION PLAN
As mentioned earlier in this Statement of Additional Information, the Fund had, prior to February 1, 1994, offered both an Investment Shares class and Trust Shares class. With respect to the Investment Shares class of the Fund, the Trust had adopted and implemented a Distribution Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940.
For the fiscal years ended November 30, 1995, 1994 and 1993, Federated Securities Corp. earned distribution fees of $43,369, $42,289, and $31,505, respectively, of which $0, $4,069, and $31,505 were voluntarily waived. CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. First National Bank of Ohio and Federated Services Company act as the shareholder's agent in depositing checks and converting them to federal funds.
DETERMINING NET ASSET VALUE

The Fund attempts to stabilize the value of a share at $1.00. The days on which net asset value is calculated by the Fund is described in the prospectus.


USE OF THE AMORTIZED COST METHOD
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions contained in Rule 2a-7 ("the Rule") under the Investment Company Act of 1940, as amended. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective.
  MONITORING PROCEDURES
     The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than .5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
  INVESTMENT RESTRICTIONS
     The Rule requires that the Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks. The Rule also requires the Fund to maintain a dollar weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instrument with a remaining maturity of more than 13 months can be purchased by the Fund.
     Should the disposition of a portfolio security result in a dollar weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.
     The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.
     In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.
     In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.
REDEEMING SHARES

Shares are redeemed at the next computed net asset value after the First National Bank of Ohio receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays when wire transfers are restricted.
REDEMPTION IN KIND
The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.
Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.


Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.



MASSACHUSETTS PARTNERSHIP LAW
Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of the Fund.
In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.
  CAPITAL GAINS
     Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.
YIELD

The Fund calculates its yield daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:
   o determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;
   o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and
   o multiplying the base period return by (365/7).
To the extent that financial institutions and brokers/dealers charge fees in connection with services provided in conjunction with an investment in the Fund's shares, the performance will be reduced for those shareholders paying those fees.
The yield for the Fund for the seven-day period ended November 30, 1995 was 5.20%.


EFFECTIVE YIELD

The Fund's effective yield is computed by compounding the unannualized base period return by:
   o adding 1 to the base period return;
   o raising the sum to the (365/7)th power; and
   o subtracting 1 from the result.
The Fund's effective yield for the seven-day period ended November 30, 1995 was 5.33%.
PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates on money market instruments;


   o changes in Fund expenses; and
   o the relative amount of Fund cash flow.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   o DISCOUNT CORPORATION OF NEW YORK 30-DAY FEDERAL AGENCIES, for example, is a weekly quote of the average daily offering price for selected federal agency issues maturing in 30 days.
   o SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.
   o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "short-term U.S. government funds" category in advertising and sales literature.
Advertisements and other sales literature for the Fund may refer to total return. Total return is the historic change in the value of an investment in the Fund based on the monthly reinvestment of dividends over a specified period of time. The Fund may also advertise its performance compared to federally insured bank products, such as savings accounts and certificates of deposit.



0121703B (1/96)





------------------------------------------------------------------------------
--

------------------------------------------------------------------------------
--
NEWPOINT EQUITY FUND
(A PORTFOLIO OF NEWPOINT FUNDS)
PROSPECTUS

Newpoint Equity Fund (the "Fund") is a diversified portfolio in Newpoint Funds (the "Trust"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to achieve growth of capital and income. The
Fund pursues this investment objective by investing primarily in equity securities of U.S. companies.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF FIRSTMERIT CORP., FIRST NATIONAL BANK OF OHIO, ANY OF THEIR RESPECTIVE AFFILIATES OR SUBSIDIARIES, OR ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY FIRSTMERIT CORP., FIRST NATIONAL BANK OF OHIO, ANY OF ITS AFFILIATES, OR ANY BANK, AND ARE NOT INSURED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER FEDERAL OR STATE GOVERNMENT
AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated January
31,
1996, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge, by calling 1-800-235-4669. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

Prospectus dated January 31, 1996

TABLE OF CONTENTS
------------------------------------------------------------------------------
--


SUMMARY OF FUND EXPENSES
1
------------------------------------------------------

FINANCIAL HIGHLIGHTS
2
------------------------------------------------------

GENERAL INFORMATION
3
------------------------------------------------------

INVESTMENT INFORMATION
3
------------------------------------------------------
  Investment Objective
3
  Investment Policies
3
  Investment Limitations
8

NEWPOINT FUNDS INFORMATION
8
------------------------------------------------------
  Management of Newpoint Funds
8
  Distribution of Fund Shares
9


  Administration of the Fund
10
  Brokerage Transactions
11
  Expenses of the Fund
11

NET ASSET VALUE
11
------------------------------------------------------

INVESTING IN THE FUND
11
------------------------------------------------------
  Share Purchases
11
  Minimum Investment Required
12
  What Shares Cost
12
  Eliminating or Reducing the Sales Load
13
  Systematic Investment Program
14
  Subaccounting Services
14

  Certificates and Confirmations
14


  Dividends and Capital Gains
15
EXCHANGE PRIVILEGE
15
------------------------------------------------------
  Exchange-By-Telephone
16

REDEEMING SHARES
16
------------------------------------------------------
  Through First National Bank of Ohio
     or FirstMerit Securities, Inc.
16
  Systematic Withdrawal Program
17
  Accounts with Low Balances
17

SHAREHOLDER INFORMATION
18
------------------------------------------------------
  Voting Rights
18

EFFECT OF BANKING LAWS
18
------------------------------------------------------


TAX INFORMATION
19
------------------------------------------------------
  Federal Income Tax
19
  State and Local Taxes
19

PERFORMANCE INFORMATION
19
------------------------------------------------------

FINANCIAL STATEMENTS
20
------------------------------------------------------

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS 31
------------------------------------------------------

ADDRESSES
32
------------------------------------------------------


SUMMARY OF FUND EXPENSES
------------------------------------------------------------------------------
--



                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price).................................................    4.50%
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price).................................................     None
Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)...............................     None
Redemption Fee (as a percentage of amount redeemed, if applicable)....................     None
Exchange Fee..........................................................................     None
                                ANNUAL FUND OPERATING EXPENSES
                            (As a percentage of average net assets)
Management Fee (after waiver)(1)......................................................   0.23%
12b-1 Fee(2)..........................................................................    0.00%
Total Other Expenses..................................................................    1.25%
     Shareholder Services Fees(3)............................................    0.00%
          Total Fund Operating Expenses(4)............................................    1.48%




(1) The management fee of the Fund has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate its voluntary waiver of fees at any time at its sole discretion. The maximum management fee is 0.75%.

(2) The Fund has no present intention of paying 12b-1 fees during the fiscal year ending November 30, 1996. If the Fund were paying 12b-1 fees, the Fund would be able to pay up to 0.25% of its average daily net assets for 12b-1 fees.
See "Fund Information."

(3) The maximum shareholder services fee is 0.25%.

(4) The total Fund Operating Expenses would have been 2.00% absent the voluntary waiver of a portion of the management fee.

     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND
EXPENSES, SEE "NEWPOINT FUNDS INFORMATION" AND "INVESTING IN THE FUND."


EXAMPLE                                                    1 year    3 years    5 years    10 years
                                                           ------    -------    -------    --------
You would pay the following expenses on a $1,000
  investment, assuming (1) 5% annual return and (2)
  redemption at the end of each time period. The Fund
  charges no redemption fees............................    $ 59       $90       $ 122       $214




     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


NEWPOINT EQUITY FUND

FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------
--
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 31.


                                                                              YEAR ENDED
                                                                             NOVEMBER 30,
                                                                          ------------------
                                                                           1995      1994**
                                                                          ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $ 9.78     $10.00
-----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------
  Net investment income                                                     0.10       0.05
-----------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                    2.91      (0.23 )
-----------------------------------------------------------------------   ------     ------
  Total from investment operations                                          3.01      (0.18 )
-----------------------------------------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------------------------------------
  Distributions from net investment income                                 (0.10)     (0.04 )
-----------------------------------------------------------------------   ------     ------
  Total distributions                                                      (0.10)     (0.04 )
-----------------------------------------------------------------------   ------     ------
NET ASSET VALUE, END OF PERIOD                                            $12.69     $ 9.78
-----------------------------------------------------------------------   ------     ------
TOTAL RETURN (A)                                                           30.97%     (1.76 %)
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS


-----------------------------------------------------------------------
  Expenses                                                                  1.48%      1.00 %*
-----------------------------------------------------------------------
  Net investment income                                                     0.88%      2.36 %*
-----------------------------------------------------------------------
  Expense waiver/reimbursement (b)                                          0.52%      1.72 %*
-----------------------------------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                 $25,803    $11,614
-----------------------------------------------------------------------
  Portfolio turnover                                                          35%         0 %
-----------------------------------------------------------------------




* Computed on an annualized basis.

** Reflects operations for the period from September 13, 1994 (date of initial public investment) to November 30, 1994. For the period from August 30,
1994
   (start of business) to September 12, 1994, the Fund had no investment activity.

(a) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
------------------------------------------------------------------------------
--

Newpoint Funds were established as a Massachusetts business trust under a Declaration of Trust dated November 12, 1990. Effective January 31, 1995, the Trust changed its name from "Portage Funds" to "Newpoint Funds", and the Fund changed its name from "Portage Equity Fund" to "Newpoint Equity Fund." The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities.
The shares in any one portfolio may be offered in separate classes. This prospectus relates only to that portfolio of the Trust known as the Newpoint Equity Fund. The Trust, as of the date of this prospectus, offers shares in one other portfolio, the Newpoint Government Money Market Fund.

The Fund is designed for customers of First National Bank of Ohio and its affiliates as a convenient means of accumulating an interest in a professionally managed, diversified portfolio consisting primarily of equity securities of U.S.
companies. A minimum initial investment of $1,000 is required. Except as otherwise noted in this prospectus, shares of the Fund are sold at net asset value plus an applicable sales load and redeemed at net asset value.

INVESTMENT INFORMATION
------------------------------------------------------------------------------
--

INVESTMENT OBJECTIVE

The investment objective of the Fund is to achieve growth of capital and income.
The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

Under normal circumstances, the Fund pursues its investment objective by investing at least 65% of the value of its total assets in equity securities of
U.S. companies. The Fund may also invest in domestic debt securities, international securities, U.S. government securities, and money market securities. The Fund's investment adviser, First National Bank of Ohio (the "Adviser"), attempts to maintain an acceptable level of risk through careful investment analysis including, but not limited to, the following: the employment of disciplined value measures (such as price/earnings ratios and price/book ratios) when selecting equity securities; use of ratings assigned by nationally recognized statistical rating organizations (where applicable); credit research;
review of issuers' historical performances; examination of issuers' dividend growth records; and consideration of market trends.

Unless indicated otherwise, the investment policies of the Fund may be changed by the Board of Trustees (the "Trustees") without the approval of shareholders.
Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The securities in which the Fund invests include the following:



     DOMESTIC EQUITY SECURITIES. The domestic equity securities of the Fund will usually consist of common and preferred stocks of medium to large capitalization companies and which are listed on the New York or American Stock Exchanges or traded in the over-the-counter market. The companies will be selected by the Adviser based on traditional research techniques and technical factors, including assessment of earnings and dividend growth prospects and of the risk and volatility of the company's industry. Other factors, such as product position or market share, will also be considered by the Adviser.

     DOMESTIC DEBT SECURITIES. The Fund may also invest in debt securities, including bonds, notes, warrants, zero coupon bonds, and convertible securities of the U.S. companies described above, all of which are rated investment grade, i.e., Baa or better by Moody's Investors Service, Inc. ("Moody's"), or BBB or better by Standard & Poor's Ratings Group ("S&P")
or
     Fitch Investors Service, Inc. ("Fitch") (or, if unrated, are deemed to be of comparable quality by the Adviser). The Fund may also invest in securities issued and/or guaranteed as to the payment of principal and interest by the U.S. government or its agencies or instrumentalities. It should be noted that securities receiving the lowest investment grade rating are considered to have some speculative characteristics. Changes in


     economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated
     securities. In the event that a security which had an eligible rating when purchased by the Fund is downgraded below Baa or BBB, the Adviser will promptly reassess whether the continued holding of the security is consistent with the Fund's objective. The prices of fixed income securities
     generally fluctuate inversely to the direction of interest rates.

     OTHER ACCEPTABLE INVESTMENTS. The Fund may invest in equity securities of
     non-U.S. companies and corporate and government debt securities denominated in currencies other than U.S. dollars. In addition, the Fund may invest in zero coupon bonds and zero coupon convertible securities.

     MONEY MARKET INSTRUMENTS. For temporary defensive purposes (up to 100% of total assets) and to maintain liquidity (up to 35% of total assets), the Fund may invest in U.S. and foreign short-term money market instruments, including:

     - commercial paper rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by Fitch, and Europaper (dollar-denominated commercial paper issued outside the United States) rated A-1, A-2, Prime-1, or


       Prime-2;

     - instruments of domestic and foreign banks and savings associations
(such
       as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances) if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC"), or the Savings Association Insurance Fund ("SAIF"), which is also administered by the FDIC. These instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit
("Yankee
       CDs"), and Eurodollar Time Deposits ("ETDs");

     - obligations of the U.S. government or its agencies or instrumentalities;

     - repurchase agreements;

     - securities of other investment companies; and


     - other short-term instruments which are not rated but are determined by the Adviser to be of comparable quality to the other obligations in which
       the Fund may invest.


CONVERTIBLE SECURITIES. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

U.S. GOVERNMENT SECURITIES. The types of U.S. government securities in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. These securities are backed by:

     - the full faith and credit of the U.S. Treasury;

     - the issuer's right to borrow from the U.S. Treasury;

     - the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

     - the credit of the agency or instrumentality issuing the obligations.

Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

     - Federal Farm Credit Banks;



     - Federal Home Loan Banks;

     - Federal National Mortgage Association;

     - Student Loan Marketing Association; and

     - Federal Home Loan Mortgage Corporation.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.



The Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in securities of other investment companies, but it will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. The Fund will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. It should be noted that investment companies incur certain expenses, such as management fees and, therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses. The Adviser will waive its investment advisory fee on assets invested in securities of such investment companies.

LENDING OF PORTFOLIO SECURITIES.  In order to generate additional income, the


Fund may lend portfolio securities up to one-third of the value of its total assets, on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned at all times.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. However, the Fund will limit investments in illiquid securities, including restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.


PUT AND CALL OPTIONS. The Fund may purchase both put and call options on its portfolio securities. These options will be used as a hedge to attempt to protect securities which the Fund holds or will be purchasing against decreases or increases in value. The Fund may purchase call and put options for the purpose of offsetting previously written call options of the same series. If the
Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

The Fund may also write covered call and put options on all or any portion of its portfolio to generate income for the Fund. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is expired.
The Fund will write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash or U.S. government securities in the amount of any additional consideration.


The Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings and loan associations) deemed creditworthy by the Adviser.

Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.

FUTURES AND OPTIONS ON FUTURES. The Fund may purchase and sell futures contracts to hedge against the effect of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. Futures contracts call for the delivery of particular instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time.

Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

The Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

The Fund may also write put options and purchase call options on futures contracts as a hedge against rising purchase prices of portfolio securities. The
Fund will use these transactions to attempt to protect its ability to purchase portfolio securities in the future at price levels existing at the time it enters into the transactions. When the Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, the Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5%
of the market value of the Fund's net assets. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.


     RISKS. When the Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract
and
     any related options to react differently than the portfolio securities to market changes. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as stock
     price movements. In these events, the Fund may lose money on the futures contract or option.



     It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Adviser will
     consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time.
     The Fund's ability to establish and close out futures and options positions depends on this secondary market.

INVESTMENT LIMITATIONS

The Fund will not:

     - borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of its total assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval.
See "Investment Objective and Policies" in the Statement of Additional Information.



NEWPOINT FUNDS INFORMATION
------------------------------------------------------------------------------
--

MANAGEMENT OF NEWPOINT FUNDS

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by First National Bank of Ohio, the Fund's investment adviser, subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

Both the Fund and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees, and could result in severe penalties.

     ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to 0.75 of 1% of the Fund's average daily net assets. The fee paid by
     the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. The investment advisory contract provides for the
     voluntary reimbursement of expenses by the Adviser to the extent any Fund expenses exceed such lower expense limitation as the Adviser may, by notice
     to the Fund, voluntarily declare to be effective. The Adviser can terminate this voluntary reimbursement of expenses at any time at its sole discretion. The Adviser has undertaken to reimburse the Fund for operating
     expenses in excess of limitations established by certain states.



     ADVISER'S BACKGROUND. First National Bank of Ohio, a national banking association formed in 1947, is a wholly-owned subsidiary of FirstMerit Corp. (formerly known as "First Bancorporation of Ohio"). Through its subsidiaries and affiliates, FirstMerit Corp. offers a full range of financial services to the public, including commercial lending, depository
     services, cash management, brokerage services, retail banking, credit card services, mortgage banking, investment advisory services, and trust services.

     As of December 31, 1995, the Trust Division of First National Bank of
Ohio
     had approximately $2.6 billion in assets under administration, of which it had investment discretion over $1.1 billion. First National Bank of Ohio has served as the Fund's investment adviser since the Fund's inception.

     As part of its regular banking operations, First National Bank of Ohio may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of First National Bank of Ohio. The lending relationship will not be a factor in the selection of securities.

     The portfolio manager of the Fund is Wesley C. Meinerding, a Vice
President


     and Trust Officer with First National Bank of Ohio. Mr. Meinerding manages corporate and personal trust portfolios at First National Bank of Ohio. Prior to joining FirstMerit Corp. in December 1982, Mr. Meinerding managed
     trust and bank assets at First National Bank in Massillon, corporate and personal trusts at Harter Bank and Trust, and pension assets at Firestone Tire and Rubber Company. Mr. Meinerding has managed the Fund since the Fund's inception.

DISTRIBUTION OF FUND SHARES

Federated Securities Corp. is the principal distributor for shares of the Fund.
It is a Pennsylvania corporation organized on November 14, 1969, and is the distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN. Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the Fund may pay to the distributor an amount, computed at an annual rate of up to 0.25 of 1% of the
Fund's average daily net asset value, to finance any activity which is principally intended to result in the sale of shares subject to the Distribution
Plan. The distributor



may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales support services as agents for their clients or customers.

The Distribution Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amount or may earn a profit from future payments made by the Fund under the Distribution Plan.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings and loan association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should
Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.


State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate as specified below:


       MAXIMUM               AVERAGE AGGREGATE DAILY NET
 ADMINISTRATIVE FEE          ASSETS OF THE NEWPOINT FUNDS
---------------------    ------------------------------------
     .150 of 1%               on the first $250 million
     .125 of 1%                on the next $250 million
     .100 of 1%                on the next $250 million
     .075 of 1%          on assets in excess of $750 million




The administrative fee received during any fiscal year shall be at least $100,000 for the Fund. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

SHAREHOLDER SERVICES PLAN. The Fund has adopted a Shareholder Services Plan (the "Services Plan") with respect to shares of the Fund. Under the Services Plan, financial institutions will enter into shareholder service agreements to provide administrative support services to their customers who from time to time may be owners of record or beneficial owners of shares of the Fund. In return for providing these support services, a financial institution may receive payments at a rate not exceeding 0.25 of 1% of the average daily net assets of shares of the Fund beneficially owned by the financial institution's customers for whom it is holder of record or with whom it has a servicing relationship. These administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records;


processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Fund; assisting clients in changing dividend options, account designations and addresses; and providing such other services as the Fund reasonably requests.



OTHER PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to periodic payments to financial institutions under the Distribution and Shareholder Services Plans, certain financial institutions may be compensated by the Adviser for the continuing investment of their customers' assets in the Fund. These payments will be made directly by the Adviser from its assets, and will not be made from the assets of the Fund or by the assessment of a sales load on Fund shares.
 </R
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling shares of the Fund. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

EXPENSES OF THE FUND

The Fund pays all of its own expenses and its allocable share of Trust expenses.


The expenses of the Fund include, but are not limited to, the cost of: organizing the Trust and continuing its existence; Trustees' fees; investment advisory and administrative services; printing prospectuses and other Fund documents for shareholders; registering the Trust, the Fund, and shares of the Fund; taxes and commissions; issuing, purchasing, repurchasing, and redeeming shares; fees for custodians, transfer agents, dividend disbursing agents, shareholder servicing agents, and registrars; printing, mailing, auditing, accounting, and legal expenses; reports to shareholders and governmental agencies; meetings of Trustees and shareholders and proxy solicitations therefor; distribution fees; insurance premiums; association membership dues; and such non-recurring and extraordinary items as may arise. However, the Adviser may voluntarily reimburse the Fund the amount, up to the amount of the advisory fee, by which operating expenses exceed limitations imposed by certain states.

NET ASSET VALUE
------------------------------------------------------------------------------
--

The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.

INVESTING IN THE FUND
------------------------------------------------------------------------------
--

SHARE PURCHASES



Fund shares are sold on days on which the New York Stock Exchange and the Federal Reserve Wire System are open for business. In connection with qualified account relationships in the Trust


Department of First National Bank of Ohio, Fund shares may be purchased by telephone through procedures established with First National Bank of Ohio and its affiliates. Individual investors may place orders to purchase shares either by telephone or by mail. Texas residents should purchase shares of the Fund through Federated Securities Corp. at 1-800-356-2805. In connection with the sale of Fund shares, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.

THROUGH FIRST NATIONAL BANK OF OHIO OR FIRSTMERIT SECURITIES, INC. Trust customers placing an order to purchase shares of the Fund may open an account by calling First National Bank of Ohio at 216-384-7300. Information needed to establish the account will be taken over the telephone.

Individual investors placing an order to purchase shares of the Fund may telephone FirstMerit Securities, Inc. at 216-384-7230. An account may be opened by completing a new account application form available from FirstMerit Securities, Inc., 4100 Embassy Parkway, Akron, Ohio 44333.



Payment may be made by check, transfer from an Automated Clearing House
("ACH")
member institution, federal funds or by debiting a customer's account at First National Bank of Ohio. Purchase orders must be received by 3:30 p.m. (Eastern time) in order for shares to be purchased at that day's price. Purchases by check are considered received after payment by check is converted into federal funds and is received by the Fund. When payment is made with federal funds, the order is considered received when federal funds are received by the Fund. Shares cannot be purchased on days on which the New York Stock Exchange is closed or on federal holidays restricting wire transfers.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $1,000. Subsequent investments may be in amounts of $100 or more. The Fund may waive the initial minimum investment from time to time.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received, plus a sales load, as follows:


                                                 SALES CHARGE AS            SALES LOAD AS
                                                 A PERCENTAGE OF           A PERCENTAGE OF
           AMOUNT OF TRANSACTION              PUBLIC OFFERING PRICE      NEW AMOUNT INVESTED
-------------------------------------------   ----------------------     --------------------
Less than $100,000                                     4.50%                     4.71%
$100,000 but less than $250,000                        3.75%                     3.90%
$250,000 but less than $500,000                        2.50%                     2.56%
$500,000 but less than $750,000                        2.00%                     2.04%
$750,000 but less than $1 million                      1.00%                     1.01%
$1 million or more                                     0.00%                     0.00%




The net asset value is determined at 12:00 noon (Eastern time), 3:00 p.m. (Eastern time), and 4:00 p.m. (Eastern time), Monday through Friday, except on:
(i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected;
(ii)
days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

PURCHASES AT NET ASSET VALUE. Shareholders who are trust customers of First National Bank of Ohio and its subsidiaries are exempt from the sales load. In addition, the following persons may purchase shares of the Fund at net asset value, without a sales load: employees and retired employees of First National Bank of Ohio, Federated Securities Corp., or their affiliates, or any bank or investment dealer who has a sales agreement with Federated Securities Corp. with regard to the Fund, and members of the families (including parents, grandparents, siblings, spouses, children, aunts, uncles, and in-laws) of such employees or retired employees.

SALES LOAD REALLOWANCE. For sales of shares of the Fund, a dealer will normally receive up to 85% of the applicable sales load. Any portion of the sales load which is not paid to a dealer will be retained by the distributor. The distributor will, periodically, uniformly offer to pay cash or promotional incentives in the form of trips to sales seminars at luxury resorts, tickets or other items to all dealers selling shares of the Fund. Such payments will be predicated upon the amount of shares of the Fund that are sold by the dealer.

The sales load for shares sold other than through registered broker/dealers will be retained by the distributor. The distributor may pay fees to banks out of the sales load in exchange for sales and/or administrative services performed on behalf of the banks' customers in connection with the initiation of customer accounts and purchases of Fund shares.

ELIMINATING OR REDUCING THE SALES LOAD

The sales load can be eliminated or reduced on the purchase of shares through:

     - quantity discounts and accumulated purchases;

     - signing a 13-month letter of intent; or

     - using the reinvestment privilege.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES.  As shown in the table under
"What


Shares Cost," larger purchases eliminate or reduce the sales load paid. The Fund will combine purchases made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the applicable sales load. In addition, the sales load, if applicable, can be eliminated or reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase of Fund shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales load on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.

To receive the sales load elimination or reduction, FirstMerit Securities, Inc.
or the distributor must be notified by the shareholder in writing at the time the purchase is made that Fund shares are already owned or that purchases are being combined. The Fund will reduce the sales load after it confirms the purchases.


LETTER OF INTENT. If a shareholder intends to purchase at least $100,000 of Fund shares over the next 13 months, the sales load may be eliminated or reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales load adjustment depending on the amount actually purchased within the 13-month period and a provision for the Fund's custodian to hold up to 4.50% of the total amount intended to be purchased in escrow (in shares of the Fund) until such purchase is completed.

The amount held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales load.

This letter of intent will not obligate the shareholder to purchase shares, but if the shareholder does, each purchase during the period will be at the sales load applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days.

REINVESTMENT PRIVILEGE. If shares in the Fund have been redeemed, the shareholder has a one-time right, within 60 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales load. First National Bank of Ohio or the distributor must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales load. If the shareholder redeems his shares in the Fund, there may be tax consequences. Shareholders contemplating such transactions should consult their own tax advisers.

SYSTEMATIC INVESTMENT PROGRAM

Shareholders who are individual investors and have opened an account may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account or by transfer from an ACH member institution and invested in shares. A shareholder may apply for participation in this program through FirstMerit Securities, Inc. Due to the fact that shares are sold with a sales load, it is not advisable for shareholders to purchase shares while participating in this program.

SUBACCOUNTING SERVICES

Institutions are encouraged to open single master accounts. However, certain institutions may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Institutions holding shares of the Fund in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the customer and the institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund.


Detailed confirmations of each purchase or redemption are sent to each shareholder and dividend confirmations are sent to each shareholder to report dividends paid.

DIVIDENDS AND CAPITAL GAINS

Dividends are declared and paid monthly. Dividends are declared just prior to determining net asset value. Capital gains realized by the Fund, if any, will be distributed at least once every 12 months. Dividends and capital gains will be automatically reinvested in additional shares on payment dates at the ex-dividend date net asset value without a sales load, unless cash payments are requested by writing to the Fund or First National Bank of Ohio or FirstMerit Securities, Inc., as appropriate.



EXCHANGE PRIVILEGE
------------------------------------------------------------------------------
--

A shareholder may exchange shares of Newpoint Equity Fund for shares of Newpoint
Government Money Market Fund by calling or sending a written request to FirstMerit Securities, Inc. In addition, shares of Newpoint Equity Fund may also be exchanged for certain other funds distributed by Federated Securities Corp. that are not advised by First National Bank of Ohio ("Federated Funds"). For further information on the availability of Federated Funds for exchanges, call FirstMerit Securities, Inc. Exchanges are subject to the minimum initial investment requirements of the fund into which the exchange is being made. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the fund into which an exchange is to be effected.

Shares may be exchanged at net asset value, plus the difference between the Fund's sales load (if any) already paid and any sales load of the fund into which Fund shares are to be exchanged, if higher.

When an exchange is made from a fund with a sales load to a fund with no sales load, the shares exchanged and additional shares which have been purchased by reinvesting dividends on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges; thus, an exchange of such shares for shares of a fund with a sales load would be at net asset value.

An excessive number of exchanges may be disadvantageous to the Trust. Therefore, the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege of any shareholder who makes more than six exchanges of shares of the Fund in a year, or three in a calendar quarter. Shareholders would be notified prior to any modification or termination.

The exchange privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Upon receipt of proper instructions and all necessary supporting documents, Fund shares submitted for exchange will be redeemed at the next-determined net asset value.

Written exchange instructions may require a signature guarantee. Exercise of this privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The exchange privilege may be terminated at any time. Shareholders will be notified of the termination of the exchange privilege. A shareholder may obtain further information on the exchange privilege by calling FirstMerit Securities, Inc. at 216-384-7230.


EXCHANGE-BY-TELEPHONE



Instructions for exchanges between portfolios which are part of the Newpoint Funds may be given by telephone to FirstMerit Securities, Inc. at 216-384-7230.
Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations.

Orders for exchanges received prior to 3:30 p.m. (Eastern time) on any day that the Fund is open for business will be executed as of the close of business that day. Orders for exchanges received after 3:30 p.m. (Eastern time) on any business day will be executed at the close of the next business day. The telephone exchange privilege may be modified or terminated at any time. Shareholders will be notified of such modification or termination.

Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

REDEEMING SHARES
------------------------------------------------------------------------------
--

The Fund redeems shares at their net asset value next determined after First National Bank of Ohio receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays when wire transfers are restricted. Requests for redemption can be made in person or by telephone for Trust customers. Individual investors can make requests for redemption in person, by telephone or by mail through FirstMerit Securities, Inc.

THROUGH FIRST NATIONAL BANK OF OHIO OR FIRSTMERIT SECURITIES, INC.

BY TELEPHONE. A shareholder who is a Trust customer of First National Bank of Ohio may redeem shares of the Fund by telephoning First National Bank of Ohio at
216-384-7300. A shareholder who is an individual investor/customer of FirstMerit
Securities, Inc. may redeem shares by telephoning 216-384-7230. For calls received before 3:30 p.m. (Eastern time), proceeds will normally be wired the following day to the shareholder's account at First National Bank of Ohio, transferred through ACH to a member institution, or a check will be sent to the address of record. In no event will proceeds be sent more than seven days after a proper request for redemption has been received. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from FirstMerit Securities, Inc. Telephone redemption instructions may be electronically recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption should be utilized, such as a written request to Federated
Services Company or FirstMerit Securities, Inc.

If, at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

BY MAIL. Shares may also be redeemed by sending a written request to FirstMerit
Securities, Inc. Call FirstMerit Securities, Inc. for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his name, the Fund name, his account number, and the share or dollar amount requested. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request.

SIGNATURES.  Shareholders requesting a redemption of any amount to be sent to an
address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:



     - a trust company or commercial bank whose deposits are insured by BIF, which is administered by the FDIC;

     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

     - a savings bank or savings and loan association whose deposits are insured by the SAIF, which is administered by the FDIC; or

     - any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

SYSTEMATIC WITHDRAWAL PROGRAM


If a shareholder's account has a value of at least $10,000, a Systematic Withdrawal Program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. A shareholder may apply for participation in this program through FirstMerit Securities, Inc. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. Due to the fact that shares are sold with a sales load, it is not advisable for shareholders to be purchasing shares of the Fund while participating in this program.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.



SHAREHOLDER INFORMATION
------------------------------------------------------------------------------
--

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders of the Fund for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio, only shares of that portfolio are entitled to vote.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or Fund's operation and for the election of Trustees under certain circumstances. As of January 11, 1996, Parcol & Co., First National Bank of Ohio, Akron, Ohio, owned approximately 2,063,144 shares (100%) of the Fund, and therefore may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

Trustees may be removed by the shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of all series of the Trust entitled to vote.

EFFECT OF BANKING LAWS
------------------------------------------------------------------------------
--

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers. The Fund's investment adviser First National
Bank of Ohio is subject to such banking laws and regulations.

First National Bank of Ohio believes, based on the advice of its counsel, that it may perform the investment advisory services for the Fund contemplated by its advisory agreement with the Fund without violating the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent First National Bank of Ohio from continuing to perform all or a part of the above services. If this happens, changes in the operation of the Fund may occur, including the possible alteration or termination of any automatic or other share investment or redemption services then being provided, and the Trustees would consider alternative investment advisers and other means of continuing available investment services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

TAX INFORMATION
------------------------------------------------------------------------------
--

FEDERAL INCOME TAX


The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. The Fund will provide detailed tax information for reporting purposes.

STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
------------------------------------------------------------------------------
--


From time to time, the Fund advertises its total return and yield.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information normally reflects the effect of the maximum sales load which, if excluded, would increase the total return and yield.

From time to time, the Fund may advertise its performance using certain financial publications and/ or compare its performance to certain indices.



NEWPOINT EQUITY FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995


------------------------------------------------------------------------------
--


  SHARES                                                                                    VALUE
----------         -------------------------------------------------------------------   -----------
COMMON STOCKS--81.3%
--------------------------------------------------------------------------------------
                   BASIC INDUSTRY--10.7%
                   -------------------------------------------------------------------
     8,000         Aluminum Company of America                                           $   468,000
                   -------------------------------------------------------------------
     4,000         Dow Chemical Co.                                                          283,500
                   -------------------------------------------------------------------
     8,000         Eastman Chemical Co. of Wisconsin                                         525,000
                   -------------------------------------------------------------------
     6,750         Engelhard Corp.                                                           157,781
                   -------------------------------------------------------------------
     4,000         International Paper Co.                                                   152,500
                   -------------------------------------------------------------------
     3,500         Monsanto Co.                                                              400,750
                   -------------------------------------------------------------------
     6,000         Rockwell International Corp.                                              294,000
                   -------------------------------------------------------------------
    40,000         Santa Fe Pacific Gold Corp.                                               480,000
                   -------------------------------------------------------------------   -----------
                   Total                                                                   2,761,531
                   -------------------------------------------------------------------   -----------
                   CAPITAL GOODS--9.2%
                   -------------------------------------------------------------------


     8,000         Baker Hughes, Inc.                                                        163,000
                   -------------------------------------------------------------------
     8,000         Briggs & Stratton Corp.                                                   333,000
                   -------------------------------------------------------------------
     1,900         Caterpillar, Inc.                                                         116,613
                   -------------------------------------------------------------------
     9,000         Deere & Co.                                                               295,875
                   -------------------------------------------------------------------
     6,000         Dover Corp.                                                               233,250
                   -------------------------------------------------------------------
     3,100         General Electric Co.                                                      208,475
                   -------------------------------------------------------------------
     4,000         Halliburton Co.                                                           173,500
                   -------------------------------------------------------------------
    15,000       * Ionics, Inc.                                                              648,750
                   -------------------------------------------------------------------
     3,000         Schlumberger Ltd.                                                         190,500
                   -------------------------------------------------------------------   -----------
                   Total                                                                   2,362,963
                   -------------------------------------------------------------------   -----------
                   CAPITAL GOODS TECHNOLOGY--16.6%
                   -------------------------------------------------------------------
     5,000         AMP, Inc.                                                                 200,625
                   -------------------------------------------------------------------
     3,000         Apple Computer                                                            114,375
                   -------------------------------------------------------------------
     2,000       * Applied Materials, Inc.                                                    97,250
                   -------------------------------------------------------------------
     3,000         Automatic Data Processing, Inc.                                           238,875


                   -------------------------------------------------------------------





NEWPOINT EQUITY FUND
------------------------------------------------------------------------------
--


  SHARES                                                                                    VALUE
----------         -------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                   CAPITAL GOODS TECHNOLOGY--CONTINUED
                   -------------------------------------------------------------------
     3,500         Avnet, Inc.                                                           $   164,500
                   -------------------------------------------------------------------
     3,500         Boeing Co.                                                                255,063
                   -------------------------------------------------------------------
     7,000       * Compaq Computer Corp.                                                     346,500
                   -------------------------------------------------------------------
     4,000         Diebold, Inc.                                                             229,500
                   -------------------------------------------------------------------
     4,000         Hewlett-Packard Co.                                                       331,500
                   -------------------------------------------------------------------
     9,000         Intel Corp.                                                               547,875
                   -------------------------------------------------------------------
     6,000         Micron Technology, Inc.                                                   328,500
                   -------------------------------------------------------------------
     1,000       * Microsoft Corp.                                                            87,125
                   -------------------------------------------------------------------
     6,000         Motorola, Inc.                                                            367,500
                   -------------------------------------------------------------------
     5,400         Raytheon Co.                                                              240,300
                   -------------------------------------------------------------------


     7,000       * Silicon Graphics, Inc.                                                    255,500
                   -------------------------------------------------------------------
     8,000       * Storage Technology Corp.                                                  198,000
                   -------------------------------------------------------------------
     3,000         United Technologies Corp.                                                 281,250
                   -------------------------------------------------------------------   -----------
                   Total                                                                   4,284,238
                   -------------------------------------------------------------------   -----------
                   CONSUMER CYCLICAL--6.3%
                   -------------------------------------------------------------------
     4,000         Armstrong World Industries, Inc.                                          239,500
                   -------------------------------------------------------------------
     5,000         Chrysler Corp.                                                            259,375
                   -------------------------------------------------------------------
     4,000         Eastman Kodak Co.                                                         272,000
                   -------------------------------------------------------------------
     3,700         General Motors Corp.                                                      179,450
                   -------------------------------------------------------------------
     5,000         General Motors Corp., Class E                                             252,500
                   -------------------------------------------------------------------
     7,000         Nike, Inc., Class B                                                       406,000
                   -------------------------------------------------------------------   -----------
                   Total                                                                   1,608,825
                   -------------------------------------------------------------------   -----------
                   CONSUMER GROWTH STAPLES--17.4%
                   -------------------------------------------------------------------
     4,000         American Home Products Corp.                                              365,000
                   -------------------------------------------------------------------
    10,000       * Amgen, Inc.                                                               496,250


                   -------------------------------------------------------------------
     4,000         Coca-Cola Co.                                                             303,000
                   -------------------------------------------------------------------
     3,500         Columbia/HCA Healthcare Corp.                                             180,687
                   -------------------------------------------------------------------





NEWPOINT EQUITY FUND
------------------------------------------------------------------------------
--


  SHARES                                                                                    VALUE
----------         -------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                   CONSUMER GROWTH STAPLES--CONTINUED
                   -------------------------------------------------------------------
     2,000         Eli Lilly & Co.                                                       $   199,000
                   -------------------------------------------------------------------
     8,000         Gillette Co.                                                              415,000
                   -------------------------------------------------------------------
     8,000         McDonalds Corp.                                                           357,000
                   -------------------------------------------------------------------
     9,000         Medtronic, Inc.                                                           493,875
                   -------------------------------------------------------------------
     3,400         Merck & Co., Inc.                                                         210,375
                   -------------------------------------------------------------------
     8,000       * Officemax Inc.                                                            182,000
                   -------------------------------------------------------------------
    16,600       * Perrigo Co.                                                               217,875
                   -------------------------------------------------------------------
     4,000         Pfizer, Inc.                                                              232,000
                   -------------------------------------------------------------------
     3,400         Schering Plough Corp.                                                     195,075
                   -------------------------------------------------------------------
    11,000       * Thermo Cardiosystems, Inc.                                                642,125
                   -------------------------------------------------------------------   -----------


                   Total                                                                   4,489,262
                   -------------------------------------------------------------------   -----------
                   CONSUMER STAPLES--4.7%
                   -------------------------------------------------------------------
     3,100         CPC International, Inc.                                                   213,125
                   -------------------------------------------------------------------
     5,100         Heinz (H.J.) Co.                                                          162,562
                   -------------------------------------------------------------------
     2,500         Procter & Gamble Co.                                                      215,937
                   -------------------------------------------------------------------
     4,500         Sara Lee Corp.                                                            145,125
                   -------------------------------------------------------------------
     7,000         Seagram Co. Ltd.                                                          255,500
                   -------------------------------------------------------------------
     8,000         Walgreen Co.                                                              233,000
                   -------------------------------------------------------------------   -----------
                   Total                                                                   1,225,249
                   -------------------------------------------------------------------   -----------
                   ENERGY--4.6%
                   -------------------------------------------------------------------
     3,400         Exxon Corp.                                                               263,075
                   -------------------------------------------------------------------
    11,000         Horsham Corp.                                                             149,875
                   -------------------------------------------------------------------
     5,000         Mobil Corp.                                                               521,875
                   -------------------------------------------------------------------
     2,000         Royal Dutch Pete Co.                                                      256,750
                   -------------------------------------------------------------------   -----------
                   Total                                                                   1,191,575


                   -------------------------------------------------------------------   -----------





NEWPOINT EQUITY FUND
------------------------------------------------------------------------------
--


  SHARES                                                                                    VALUE
----------         -------------------------------------------------------------------   -----------
COMMON STOCKS--CONTINUED
--------------------------------------------------------------------------------------
                   FINANCIAL--6.6%
                   -------------------------------------------------------------------
     4,500         American International Group, Inc.                                    $   403,875
                   -------------------------------------------------------------------
     2,600         Banc One Corp.                                                             99,125
                   -------------------------------------------------------------------
     8,000         Federal Home Loan Mtg Corp.                                               616,000
                   -------------------------------------------------------------------
     3,400         NationsBank Corp.                                                         242,675
                   -------------------------------------------------------------------
     8,800         PNC Bank Corp.                                                            257,400
                   -------------------------------------------------------------------
    10,000         Reliance Group Holdings, Inc.                                              88,750
                   -------------------------------------------------------------------   -----------
                   Total                                                                   1,707,825
                   -------------------------------------------------------------------   -----------
                   TRANSPORTATION--1.4%
                   -------------------------------------------------------------------
     4,000         CSX Corp.                                                                 350,500
                   -------------------------------------------------------------------
                   UTILITIES--3.8%
                   -------------------------------------------------------------------


    10,000       * Airtouch Communications, Inc.                                             291,250
                   -------------------------------------------------------------------
     4,000         Consolidated Natural Gas Co.                                              177,500
                   -------------------------------------------------------------------
     5,000         MCI Communications Corp.                                                  133,750
                   -------------------------------------------------------------------
     7,000         Questar Corp.                                                             226,625
                   -------------------------------------------------------------------
     3,000         SBC Communications, Inc.                                                  162,000
                   -------------------------------------------------------------------   -----------
                   Total                                                                     991,125
                   -------------------------------------------------------------------   -----------
                   TOTAL COMMON STOCKS (IDENTIFIED COST $16,212,478)                      20,973,093
                   -------------------------------------------------------------------   -----------





NEWPOINT EQUITY FUND
------------------------------------------------------------------------------
--


  SHARES                                                                                    VALUE
----------         -------------------------------------------------------------------   -----------
**REPURCHASE AGREEMENTS--18.8%
--------------------------------------------------------------------------------------
 4,852,000         National City Bank, 5.85%, dated 11/30/1995, due 12/1/1995
                   (AT AMORTIZED COST)                                                   $ 4,852,000
                   -------------------------------------------------------------------   -----------
                   TOTAL INVESTMENTS (IDENTIFIED COST $21,064,478)                       $25,825,093+
                   -------------------------------------------------------------------   -----------




 * Non-income producing securities.

** The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

 + The cost of investments for federal tax purposes amounts to $21,064,478.
The
   net unrealized appreciation of investments on a federal tax cost basis amounts to $4,760,615, which is comprised of $4,932,211 appreciation and $171,596 depreciation at November 30, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($25,802,560) at November 30, 1995.

(See Notes which are an integral part of the Financial Statements)


NEWPOINT EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1995
------------------------------------------------------------------------------
--


ASSETS:
-------------------------------------------------------------------------------
Investments in repurchase agreements                                $ 4,852,000
-----------------------------------------------------------------
Investments in other securities                                      20,973,093
-----------------------------------------------------------------   -----------
Total Investments in securities, at value
(identified and tax cost $21,064,478)                                               $25,825,093
-------------------------------------------------------------------------------
Cash                                                                                        680
-------------------------------------------------------------------------------
Income receivable                                                                        43,595
-------------------------------------------------------------------------------
Receivable for shares sold                                                                2,267
-------------------------------------------------------------------------------     -----------
     Total assets                                                                    25,871,635
-------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------
Accrued expenses                                                         69,075
-----------------------------------------------------------------   -----------
     Total liabilities                                                                   69,075
-------------------------------------------------------------------------------     -----------
Net Assets for 2,033,868 shares outstanding                                         $25,802,560
-------------------------------------------------------------------------------     -----------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------


Paid in capital                                                                     $20,731,513
-------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            4,760,615
-------------------------------------------------------------------------------
Accumulated net realized gain on investments                                            305,031
-------------------------------------------------------------------------------
Undistributed net investment income                                                       5,401
-------------------------------------------------------------------------------     -----------
     Total Net Assets                                                               $25,802,560
-------------------------------------------------------------------------------     -----------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per
  Share:
-------------------------------------------------------------------------------
Net Asset Value Per Share ($25,802,560 / 2,033,868 shares outstanding)                   $12.69
-------------------------------------------------------------------------------     -----------
Offering Price Per Share (100/95.50 of $12.69)*                                          $13.29
-------------------------------------------------------------------------------     -----------




* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


NEWPOINT EQUITY FUND

STATEMENT OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1995
------------------------------------------------------------------------------
--


INVESTMENT INCOME:
-----------------------------------------------------------------------------------
Dividends                                                                              $  311,549
-----------------------------------------------------------------------------------
Interest                                                                                  166,812
-----------------------------------------------------------------------------------    ----------
     Total income                                                                         478,361
-----------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------
Investment advisory fee                                                   $ 152,062
----------------------------------------------------------------------
Administrative personnel and services fee                                    99,999
----------------------------------------------------------------------
Custodian fees                                                               21,684
----------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                     23,877
----------------------------------------------------------------------
Directors'/Trustees' fees                                                     2,380
----------------------------------------------------------------------
Auditing fees                                                                14,385
----------------------------------------------------------------------
Legal fees                                                                    5,992
----------------------------------------------------------------------
Portfolio accounting fees                                                    43,577
----------------------------------------------------------------------
Share registration costs                                                     21,679


----------------------------------------------------------------------
Printing and postage                                                          8,344
----------------------------------------------------------------------
Insurance premiums                                                            5,058
----------------------------------------------------------------------
Miscellaneous                                                                 5,220
----------------------------------------------------------------------    ---------
     Total expenses                                                         404,257
----------------------------------------------------------------------
Waiver and reimbursements--
----------------------------------------------------------------------
  Waiver of investment advisory fee                          $(104,787)
----------------------------------------------------------   ---------
     Net expenses                                                                         299,470
-----------------------------------------------------------------------------------    ----------
          Net investment income                                                           178,891
-----------------------------------------------------------------------------------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------
Net realized gain on investments                                                          305,031
-----------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments                     5,022,005
-----------------------------------------------------------------------------------    ----------
     Net realized and unrealized gain on investments                                    5,327,036
-----------------------------------------------------------------------------------    ----------
          Change in net assets resulting from operations                               $5,505,927
-----------------------------------------------------------------------------------    ----------




(See Notes which are an integral part of the Financial Statements)


NEWPOINT EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
--


                                                                     YEAR ENDED NOVEMBER 30,
                                                                  -----------------------------
                                                                     1995              1994*
                                                                  -----------       -----------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------
Net investment income                                             $   178,891       $    55,497
----------------------------------------------------------------
Net realized gain (loss) on investments
($305,031 and $0, respectively, as computed for federal tax
  purposes)                                                           305,031                --
----------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                5,022,005          (261,390)
----------------------------------------------------------------  -----------       -----------
     Change in net assets resulting from operations                 5,505,927          (205,893)
----------------------------------------------------------------  -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------
Distributions from net investment income                             (179,687)          (49,300)
----------------------------------------------------------------
SHARE TRANSACTIONS--
----------------------------------------------------------------
Proceeds from sale of shares                                        9,177,923        11,906,802
----------------------------------------------------------------


Cost of shares redeemed                                              (316,027)          (37,185)
----------------------------------------------------------------  -----------       -----------
     Change in net assets resulting from share transactions         8,861,896        11,869,617
----------------------------------------------------------------  -----------       -----------
          Change in net assets                                     14,188,136        11,614,424
----------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------
Beginning of period                                                11,614,424                --
----------------------------------------------------------------  -----------       -----------
End of period (including undistributed net investment income of
$5,401 and $6,197, respectively)                                  $25,802,560       $11,614,424
----------------------------------------------------------------  -----------       -----------




* For the period from August 30, 1994 (date of initial public investment) to November 30, 1994.

(See Notes which are an integral part of the Financial Statements)


NEWPOINT EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1995
------------------------------------------------------------------------------
--
(1) ORGANIZATION

Newpoint Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The
Trust consists of two portfolios, the Newpoint Equity Fund and the Newpoint Government Money Market Fund. The financial statements included herein are only those of Newpoint Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.


(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost,
     which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase
     agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase
     agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed
     by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties
     to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount,
     if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code").


NEWPOINT EQUITY FUND
------------------------------------------------------------------------------
--

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the
     Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-
issued


     securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the
     settlement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:


                                                        YEAR ENDED           PERIOD ENDED
                                                     NOVEMBER 30, 1995    NOVEMBER 30, 1994*
                                                     -----------------    ------------------
--------------------------------------------------
Shares sold                                               872,874              1,191,903
--------------------------------------------------
Shares redeemed                                           (27,157)                (3,752)
--------------------------------------------------   -------------        --------------
  Net change resulting from share transactions            845,717              1,188,151
--------------------------------------------------   -------------        --------------




* For the period from August 30, 1994 (start of business) to November 30,
1994.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--First National Bank of Ohio, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to .75 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

TRANSFER AND DIVIDEND DISBURSING AGENT AND PORTFOLIO ACCOUNTING FEES--
Federated
Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.


FServ also maintains the Trust's accounting records for which it receives a fee.
The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.


NEWPOINT EQUITY FUND
------------------------------------------------------------------------------
--

ORGANIZATIONAL EXPENSES--Organizational expenses of $35,000 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following effective date. For the period ended November 30, 1995, the Fund paid $2,917 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1995, were as follows:


-------------------------------------------------------------------------------
PURCHASES                                                                         $12,828,042
-------------------------------------------------------------------------------   -----------
SALES                                                                             $ 6,038,247
-------------------------------------------------------------------------------   -----------





REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
------------------------------------------------------------------------------
--

To the Shareholders and Board of Trustees of

NEWPOINT FUNDS
(Newpoint Equity Fund):

We have audited the accompanying statement of assets and liabilities of Newpoint
Equity Fund (an investment portfolio of Newpoint Funds, a Massachusetts business trust), including the schedule of portfolio investments, as of November 30, 1995, and the related statements of operations for the year then ended and changes in net assets, and the financial highlights (see page 2 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Newpoint Equity Fund, an investment portfolio of Newpoint Funds, as of November
30, 1995, and the results of its operations for the year then ended and the changes in net assets, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN
LLP

Pittsburgh, Pennsylvania
January 12, 1996


ADDRESSES


------------------------------------------------------------------------------
--


Newpoint Equity Fund
                                                             Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                   Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Investment Adviser
                First National Bank of Ohio                  121 South Main Street
                                                             Akron, Ohio 44308-1440
------------------------------------------------------------------------------------------------
Custodian
                State Street Bank and                        P.O. Box 8600
                Trust Company                                Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
    and Portfolio Accounting Services
                Federated Services Company                   P.O. Box 8600
                                                             Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------------
Independent Public Accountants
                Arthur Andersen LLP                          2100 One PPG Place
                                                             Pittsburgh, Pennsylvania 15222
------------------------------------------------------------------------------------------------





------------------------------------------------------------------------------
--

------------------------------------------------------------------------------
--
                                      NEWPOINT EQUITY FUND
                                      (A PORTFOLIO OF NEWPOINT FUNDS)
                                      PROSPECTUS

                                      A Open-end, Diversified
                                      Management Investment Company

                                      January 31, 1996
                                      LOGO

      FEDERATED SECURITIES CORP.
(LOGO)
---------------------------------------

      Distributor

      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER

      PITTSBURGH, PA 15222-3779



      CUSIP 651722209
      G00580-01 (1/96)

------------------------------------------------------------------------------
--

------------------------------------------------------------------------------
--



                             NEWPOINT EQUITY FUND
                        A PORTFOLIO OF NEWPOINT FUNDS
                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus of the Newpoint Equity Fund (the "Fund" ) dated January 31, 1996. This Statement is not a prospectus itself. To receive a copy of the prospectus, write to First National Bank of Ohio, 121 South Main Street, Akron, Ohio 44308-1440.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
                        Statement dated January 31, 1996
                                                  First National Bank of Ohio,
                                                            Investment Adviser
GENERAL INFORMATION ABOUT THE FUND1       INVESTMENT OBJECTIVE AND POLICIES1


           FEDERATED SECURITIES CORP.

           Distributor
           A subsidiary of Federated Investors


 CONVERTIBLE SECURITIES          1         TRUSTEE LIABILITY              13
 ZERO COUPON SECURITIES          1        INVESTMENT ADVISORY SERVICES    14
 WARRANTS                        2
                                           ADVISER TO THE FUND            14
 INTERNATIONAL SECURITIES        2
                                           ADVISORY FEES                  14
 WHEN-ISSUED AND DELAYED DELIVERY
  TRANSACTIONS                   2
 REPURCHASE AGREEMENTS           3
 RESTRICTED AND ILLIQUID SECURITIES
                                 3
 FUTURES AND OPTIONS TRANSACTIONS3
 FUTURES CONTRACTS               3
 "MARGIN" IN FUTURES TRANSACTIONS4
 PUT OPTIONS ON FINANCIAL FUTURES
  CONTRACTS                      4
 STOCK INDEX OPTIONS             4
 CALL OPTIONS ON FINANCIAL FUTURES
  CONTRACTS                      5
 PURCHASING PUT AND CALL OPTIONS ON
  PORTFOLIO SECURITIES           5
 WRITING COVERED PUT AND CALL
  OPTIONS ON PORTFOLIO SECURITIES5
 OVER-THE-COUNTER OPTIONS        5
 REVERSE REPURCHASE AGREEMENTS   5
 PORTFOLIO TURNOVER              6
INVESTMENT LIMITATIONS           6

NEWPOINT FUNDS MANAGEMENT        8

 FUND OWNERSHIP                 12
 TRUSTEES COMPENSATION          13


                                           TRADING IN FOREIGN SECURITIES  16
OTHER SERVICES                  14        REDEEMING SHARES                16

 FUND ADMINISTRATION            14         REDEMPTION IN KIND             16
 CUSTODIAN AND PORTFOLIO


  RECORDKEEPER                  14         MASSACHUSETTS PARTNERSHIP LAW  17
 TRANSFER AGENT                 14
 INDEPENDENT PUBLIC ACCOUNTANTS 14        TAX STATUS                      17
BROKERAGE TRANSACTIONS          15
                                           THE FUND'S TAX STATUS          17
                                           FOREIGN TAXES                  17
PURCHASING SHARES               15         SHAREHOLDERS' TAX STATUS       17
                                          TOTAL RETURN                    17
 DISTRIBUTION AND SHAREHOLDER
  SERVICES PLANS                15        YIELD                           18
 CONVERSION TO FEDERAL FUNDS    15
                                          PERFORMANCE COMPARISONS         18
DETERMINING NET ASSET VALUE     16

 DETERMINING MARKET VALUE OF

  SECURITIES                    16
GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio in Newpoint Funds (the "Trust"), which was established as a Massachusetts business trust under a Declaration of Trust dated November 12, 1990. Effective January 31, 1995, the Trust changed its name from "Portage Funds" to "Newpoint Funds." The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to achieve growth of capital and income. The investment objective cannot be changed without the approval of shareholders. The policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. CONVERTIBLE SECURITIES
Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used, in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.
The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances where, in the opinion of First National Bank of Ohio, the Fund's investment adviser (the "Adviser"), the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.
ZERO COUPON SECURITIES
The Fund may invest in zero coupon bonds and zero coupon convertible securities, whose prices are more sensitive to fluctuations in interest rates than are conventional bonds and convertible securities. The Fund may invest in zero coupon bonds in order to receive the rate of return through the appreciation of the bond. This application is extremely attractive in a falling rate environment as the price of the bond rises rapidly in value as opposed to regular coupon bonds. A zero coupon bond makes no periodic interest payments and the entire obligation becomes due only upon maturity.
Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the bonds back to the issuer at a stated price before maturity.
Federal tax law requires the holder of a zero coupon security to recognize income from the security prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income taxes, the Fund will be required to distribute income accrued from zero coupon securities which it owns, and may have to sell portfolio securities (perhaps at disadvantageous times) in order to generate cash to satisfy these distribution requirements.
WARRANTS
The Fund may invest in warrants. Warrants provide an option to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the underlying common stock. The Fund will not invest more than 5% of the value of its total assets in warrants. No more than 2% of this 5% may be in warrants which are not listed on the New York or American Stock Exchanges. Warrants acquired in units or attached to securities may be deemed to be without value for purposes of this policy.
INTERNATIONAL SECURITIES
The international equity securities in which the Fund may invest include international stocks traded domestically or abroad through various stock exchanges, American Depositary Receipts ("ADRs"), and International Depositary Receipts ("IDRs"). The international fixed income securities will include ADRs, IDRs, and government securities of other nations, and will be rated investment grade (i.e., Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard and Poor's Rating Group) or deemed by the Adviser to be of an equivalent quality. In the event that an international debt security which had an eligible rating when purchased is downgraded below the ratings of Baa or BBB, the Adviser will promptly reassess whether continued holding of the security is consistent with the Fund's objective. The Fund may also invest in shares of open-end and closed-end management investment companies which invest primarily in international securities described above.
Investing in foreign securities carries substantial risks in addition to those associated with domestic investments. Foreign securities may be denominated in foreign currencies. Therefore, the value in U.S. dollars of the Fund's assets and income may be affected by changes in exchange rates and regulations. Although the Fund values its assets daily in U.S. dollars, it will not convert its holding of foreign currencies to U.S. dollars daily. When the Fund converts its holdings to another currency, it may incur currency conversion costs. Foreign exchange dealers realize a profit on the difference between the prices at which they buy and sell currencies.
Other differences between investing in foreign and U.S. companies include:
   o less publicly available information about foreign companies;
   o the lack of uniform financial accounting standards applicable to foreign companies;
   o less readily available market quotations on foreign companies;
   o differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks;
   o generally lower foreign stock market volume;
   o the likelihood that foreign securities may be less liquid or more volatile;
   o generally higher foreign brokerage commissions;
   o possible difficulty in enforcing contractual obligations or obtaining court judgments abroad because of differences in the legal systems;
   o unreliable mail service between countries; and


   o political or financial changes which adversely affect investments in some countries.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy pursuant to guidelines established by the Trustees.


RESTRICTED AND ILLIQUID SECURITIES
The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe-harbor for certain secondary market transactions involving registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees may consider the following criteria in determining the liquidity of certain restricted securities:
   o the frequency of trades and quotes for the security;
   o the number of dealers willing to purchase or sell the security and the number of other potential buyers;
   o dealer undertakings to make a market in the security; and
   o the nature of the security and the nature of the marketplace trades.
The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 and treats such commercial paper as liquid. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity.


FUTURES AND OPTIONS TRANSACTIONS
As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts, buying put and call options on portfolio securities and put options on financial futures contracts, and writing call options on futures contracts. The Fund may also write covered call options on its portfolio securities and covered put options to attempt to increase its current income. The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position on financial futures contracts may be closed out over-the-counter or on a nationally recognized exchange which provides a secondary market for options of the same series.
FUTURES CONTRACTS
The Fund may purchase and sell financial futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions without necessarily buying or selling the securities. The Fund also may purchase and sell stock index futures to hedge against changes in prices. The Fund will not engage in futures transactions for speculative purposes.
A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. For example, in the fixed income securities market, prices move inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.
Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.
"MARGIN" IN FUTURES TRANSACTIONS
Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that initial margin in futures transactions does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.
A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions.


The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.
PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS
The Fund may purchase listed put options on financial futures contracts to protect portfolio securities against decreases in value resulting from market factors, such as an anticipated increase in interest rates. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.
Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities. Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.
STOCK INDEX OPTIONS
The Fund may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.
The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices will be subject to the ability of the Adviser to predict correctly movements in the directions of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.


CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS
In addition to purchasing put options on futures, the Fund may write listed and over-the-counter call options on financial futures contracts to hedge its portfolio against an increase in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As stock prices fall or market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.


In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's portfolio securities.
Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the decrease in value of the hedged securities.
The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.
PURCHASING PUT AND CALL OPTIONS ON PORTFOLIO SECURITIES
The Fund may purchase put and call options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A call option gives the Fund, in return for a premium, the right to buy the underlying securities from the seller.
WRITING COVERED PUT AND CALL OPTIONS ON PORTFOLIO SECURITIES
The Fund may also write covered put and call options to generate income and thereby protect against price movements in particular securities in the Fund's portfolio. As the writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. As the writer of a put option, the Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option.
The Fund may only write call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration). In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.
OVER-THE-COUNTER OPTIONS
The Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange.
REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.


When effecting reverse repurchase agreements, liquid assets of the Fund in a dollar amount sufficient to make payment for the obligations to be purchased are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.
PORTFOLIO TURNOVER
Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. For the period from November 30, 1994 to November 30, 1995, the Fund's portfolio turnover rate was 35%.
INVESTMENT LIMITATIONS

  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that the Fund may enter into futures contracts. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the Fund by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the pledge. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis; and (b) collateral arrangements with respect to (i) the purchase and sale of stock options (and options on stock indices) and
     (ii) initial or variation margin for futures contracts. Margin deposits for the purchase and sale of futures contracts and related options are not deemed to be a pledge.
  DIVERSIFICATION OF INVESTMENTS
     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.
  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
  INVESTING IN REAL ESTATE
     The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
  INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts except to the extent that the Fund may engage in transactions involving financial futures contracts or options on financial futures contracts.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations or the Trust's Declaration of Trust.
  CONCENTRATION OF INVESTMENTS
     The Fund will not invest 25% or more of the value of its total assets in any one industry (other than securities issued by the U.S. government, its agencies or instrumentalities).
The above investment limitations cannot be changed without shareholder approval. The following investment limitations may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in securities of issuers with records of less than three years of continuous operations, including the operation of any predecessor.
  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or the Adviser, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of its total assets in any one investment company, and invest no more than 10% of its total assets in investment companies in general. The Fund will purchase securities of investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets.
  INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest more than 5% of the value of its total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Trustees.


  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, and certain restricted securities not determined by the Trustees to be liquid.
  INVESTING IN MINERALS
     The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, although it may invest in the securities of issuers which invest in or sponsor such programs.
  PURCHASING SECURITIES TO EXERCISE CONTROL
     The Fund will not purchase securities of a company for the purpose of exercising control or management.
  INVESTING IN WARRANTS
     The Fund will not invest more than 5% of the value of its net assets in warrants. No more than 2% of this 5% may be warrants which are not listed on the New York Stock or American Stock Exchanges.
  INVESTING IN OPTIONS
     The Fund will not purchase put or call options on securities or futures contracts if more than 5% of the value of the Fund's total assets would be invested in premiums on open option positions.
  WRITING COVERED CALL OPTIONS
     The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund does not expect to borrow money or pledge securities in excess of 5% of the value of its total assets in the coming fiscal year.
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
To comply with registration requirements in certain states, the Fund (1) will limit the aggregate value of the assets underlying covered call options or put options written by the Fund to not more than 25% of its net assets, (2) will limit the premiums paid for options purchased by the Fund to 5% of its net assets, and (3) will limit the margin deposits on futures contracts entered into by the Fund to 5% of its net assets. (If state requirements change, these restrictions may be revised without shareholder notification.)
NEWPOINT FUNDS MANAGEMENT

Officers and Trustees are listed with their addresses, principal occupations, and present positions.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.;


Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.




John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.




William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.


J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Executive Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman of the Company.


James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922


Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.




Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.




Edward C. Gonzales *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
President and Treasurer
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.




Gregor F. Meyer


Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory


Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923


Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer
Senior Vice President and Trustee, Federated Investors; Vice President, Federated Shareholder Services; Treasurer of some of the Funds.


     * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
     @ Member of the Trust's Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.

As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; FTI Funds; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated


Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; Federated U.S. Government Securities
Fund: 5-10 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.

FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.
As of January 6, 1996, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: Parcol and Co., Akron, OH, owned approximately 2,063,234 shares (100%).





TRUSTEES COMPENSATION


NAME , AND            AGGREGATE           TOTAL COMPENSATION
POSITION WITH THE     COMPENSATION FROM   PAID TO THE TRUSTEES FROM THE
TRUST                 THE TRUST+          TRUST AND FUND COMPLEX **


John F. Donahue,
Chairman and Trustee     $ -0-            $ -0- for the Trust and
                                          69 investment companies
Thomas G. Bigley,
Trustee                  $266             $24,991 for the Trust and
                                          50 investment companies
John T. Conroy, Jr.,
Trustee                  $1,163.75        $136,100 for the Trust and
                                          65 investment companies
William J. Copeland,
Trustee                  $1,163.75        $136,100 for the Trust and
                                          65 investment companies
J. Christopher Donahue
Trustee                  $                $         for the Trust and
                          -------          -------
                                              investment companies
                                          ---
James E. Dowd,
Trustee                  $1,163.75        $136,100 for the Trust and
                                          65 investment companies
Lawrence D. Ellis, M.D.,
Trustee                  $1,059.50        $123,600 for the Trust and


                                          65 investment companies
Edward L. Flaherty, Jr.,
Trustee                  $1,163.75        $136,100 for the Trust and
                                          65 investment companies
Edward C. Gonzales,
President and Trustee    $ -0-            $ -0- for the Trust and
                                          18 investment companies
Peter E. Madden,
Trustee                  $899.50          $104,880 for the Trust and
                                          65 investment companies
Gregor F. Meyer,
Trustee                  $1,059.50        $123,600 for the Trust and
                                          65 investment companies
John E. Murray, Jr.
Trustee                  $                $        for the Trust and
                          -------          -------
                                              investment companies
                                          ---
Wesley W. Posvar,
Trustee                  $1,059.50        $123,600 for the Trust and
                                          65 investment companies
Marjorie P. Smuts,
Trustee                  $1,059.50        $123,600 for the Trust and
                                          65 investment companies

 +The aggregate compensation is paid by the Trust, which is comprised of two portfolios.
**Certain of the Trustees name as Trustees of some, but not all, of the investment companies that comprise the Federated Funds Complex. In addition to Messrs. John F. Donahue and Edward C. Gonzales, no other Officer of the Trust received any compensation from the Trust.




TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will only be liable for their own willful defaults. If reasonable care has been exercised in the selection of officers, agents, employees, or investment advisers, a Trustee shall not be liable for any neglect or wrongdoing of any such person. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is First National Bank of Ohio. It is a wholly-owned subsidiary of FirstMerit Corp. Because of the internal controls maintained by First National Bank of Ohio to restrict the flow of non-public information, Fund investments are typically made without any knowledge of First National Bank of Ohio's or its affiliates' lending relationships with an issuer.
The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES
For its advisory services, the Adviser receives an annual investment advisory fee as described in the prospectus. For the fiscal year ended November 30,


1995, and for the period from September 13, 1994 (date of initial public investment) to November 30, 1994, the Adviser earned $152,062, and $17,604, respectively, of which $123,730, and $17,604, respectively, were voluntarily waived.
  STATE EXPENSE LIMITATIONS
     The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2 1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1 1/2% per year of the remaining average net assets, the Adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this expense limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.

OTHER SERVICES

FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. For the fiscal year ended November 30, 1995, and for the period from September 13, 1994 (date of initial public investment) to November 30, 1994, the Administrator earned $99,999, and $21,370, respectively, of which $0 and $17,000 ,was voluntarily waived.
CUSTODIAN AND PORTFOLIO RECORDKEEPER
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.
TRANSFER AGENT
Federated Services Company, Boston, MA, a subsidiary of Federated Investors, is transfer agent and dividend disbursing agent for the Fund. It also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments.
INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, Pennsylvania.
BROKERAGE TRANSACTIONS

The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal year ended 1995, and for the period from September 13, 1994 (date of initial public investment) to November 30, 1994, the Fund paid total brokerage commissions of $20,651, and $22,352, respectively.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

PURCHASING SHARES

Except under certain circumstances described in the prospectus, shares of the Fund are sold at their net asset value plus a sales charge, if any, on days the New York Stock Exchange and the Federal Reserve Wire System are open for business. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."
DISTRIBUTION AND SHAREHOLDER SERVICES PLANS
These arrangements permit the payment of fees to financial institutions and the distributor to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the distribution plan, the Trustees expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include:
(1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
For the fiscal year ended November 30, 1995, Federated Securities Corp. earned distribution fees of $23,877, none of which were waived; and for the period from September 13, 1994, (date of initial public investment) to November 30, 1994, $5,868 in distribution fees were earned, all of which were voluntarily waived.


CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. First National Bank of Ohio and Federated Services Company acts as the shareholder's agent in depositing checks and converting them to federal funds.
DETERMINING NET ASSET VALUE

The net asset value generally changes each day. The days on which the net asset value is calculated by the Fund are described in the prospectus. DETERMINING MARKET VALUE OF SECURITIES
Market or fair values of the Fund's portfolio securities are determined as follows:
   o for equity securities, according to the last sale price on a national securities exchange, if applicable;
   o in the absence of recorded sales for listed equity securities, according to the mean between the last closing bid and asked prices;
   o for unlisted equity securities, latest bid prices;
   o for bonds and other fixed income securities, as determined by an independent pricing service;
   o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost; or
   o for all other securities, at fair value as determined in good faith by the Trustees.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may reflect: institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Fund will value futures contracts, options and put options on financial futures at their market values established by the exchanges at the close of options trading on such exchanges, unless the Trustees determine in good faith that another method of valuing option positions is necessary.
Over-the-counter put options will be valued at the mean between the bid and the asked prices. Covered call options will be valued at the last sale price on the national exchange on which such option is traded. Unlisted call options will be valued at the latest bid price as provided by brokers.
TRADING IN FOREIGN SECURITIES
Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange. In computing its net asset value, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.
REDEEMING SHARES

Shares are redeemed at the next computed net asset value after First National Bank of Ohio receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares." Redemption requests cannot be executed on days on which the New York Stock Exchange is closed or on federal holidays when wire transfers are restricted.


REDEMPTION IN KIND
The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.
Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW
Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for acts or obligations of the Trust. To protect shareholders of the Fund, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of the Fund.
In the unlikely event a shareholder of the Fund is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
FOREIGN TAXES
Investment income on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. The dividends received deduction for corporations will apply to ordinary income distributions to the extent the distribution represents amounts that would qualify for the dividends received deduction to the Fund if the Fund were a regular corporation and to the extent designated by the Fund as so qualifying. These dividends and any short-term capital gains are taxable as ordinary income.
  CAPITAL GAINS
     Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held Fund shares.
TOTAL RETURN

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the maximum offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
Cumulative total return reflects total performance over a specific period of time. This total return assumes and is reduced by the payment of the maximum sales load. The Fund's total return is representative of less than three months of investment activity since the start of performance.
The Fund's cumulative total returns for the one year period ended November 30, 1995 and for the period from September 13, 1994 (date of initial public investment) to November 30, 1995, are 25.08% and 22.88%, respectively.
YIELD

The yield for the Fund is determined by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.
The Fund's yield for the thirty-day period ended November 30, 1995, was .94%. PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates and market value of portfolio securities;
   o changes in the Fund's expenses; and
   o various other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and the maximum offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "growth and income" category in advertising and sales literature.


   o STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in Standard & Poor's figures.
   o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.


Advertisements may quote performance information which does not reflect the effect of the sales load.




PART C. OTHER INFORMATION.
Item 24.  Financial Statements and Exhibits:

          (a)  Financial Statements (filed in Part A);
          (b)  Exhibits:
               (1)  Copy of Declaration of Trust of the Registrant; (1)
                    (i) Amendment No. 1 to Declaration of Trust dated November 12, 1990; (2)
                    (ii) Conformed Copy of Amendment No. 2 to Declaration of
                         Trust dated November 12, 1990; (6)
                    (iii)Conformed Copy of Amendment No. 3 to Declaration of
                         Trust dated November 12, 1990; (6)
                    (iv) Conformed Copy of Amendment No. 4 to Declaration of
                         Trust dated November 12, 1990;(7)
               (2)  Copy of By-Laws of the Registrant; (1)
               (3)  Not applicable;
               (4) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (6)
               (5)  Copy of Investment Advisory Contract of the Registrant;
                    (2)
                    (i) Conformed Copy of Exhibit B to Investment Advisory Contract of the Registrant to add Portage Equity


G00580-02 (1/96)


                         Fund to the present Investment Advisory Contract;
                         (6)
               (6)  (i)  Copy of Distributor's Contract of the Registrant;
                         (1)
                    (ii) Conformed Copy of Exhibit to Distributor's Contract
                         of the Registrant; (6)
                    (iii)Conformed Copy of Administrative Services
                         Agreement; (6)
               (7)  Not applicable;
               (8)  Conformed copy of Custodian Agreement of the Registrant;
                    (5)
               (9) Conformed copy of Transfer Agency and Service Agreement of the Registrant; (5)

+    All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed November 26, 1990
     (File Nos. 33-37993 and 811-6224).
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed January 4, 1991 (File Nos. 33-37993 and 811-6224).
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed January 27, 1994 (File Nos. 33-37993 and 811-6224).


6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed July 5, 1994 (File Nos. 33-37993 and 811-6224).
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed January 27, 1995 (File Nos. 33-37993 and 811-6224).


                    (i) Conformed copy of Amendment Number 1 to Transfer Agency and Service Agreement; (5)
                    (ii) Conformed Copy of Shareholder Services Plan; (6)
                    (iii)Copy of Shareholder Services Contract; (6)
                    (iv) Copy of Shareholder Services Agreement; (6)
                    (v) Conformed Copy of Agreement for Fund Accounting, Shareholder Recordkeeping, and Custody Services Procurement; (7)
               (10) Copy of Opinion and Consent of Counsel as to legality of shares being registered; (2)
               (11) Conformed copy of Consent of Independent Auditors; +
               (12) Not applicable;
               (13) Copy of Initial Capital Understanding; (2)
               (14) Not Applicable;
               (15) (i)  Conformed Copy of Distribution Plan; (6)
                    (ii) Copy of Sales Agreement; (6)
                    (iii)Copy of 12b-1 Agreement; (6)
               (16) Schedule for Computation of Fund Performance Data; (7)
               (17) Financial Data Schedules;+
               (18) Not Applicable.
               (19) Conformed Copy of Power of Attorney;(7)



+    All exhibits have been filed electronically.

2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed January 4, 1991 (File Nos. 33-37993 and 811-6224).
6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed July 5, 1994 (File Nos. 33-37993 and 811-6224).
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed January 27, 1995 (File Nos. 33-37993 and 811-6224).


Item 25.  Persons Controlled by or Under Common Control with Registrant:

          None


Item 26.  Number of Holders of Securities:

                                        Number of Record Holders
          Title of Class                   as of January 6, 1996
          Shares of beneficial interest
          (no par value)

          Newpoint Government Money


          Market Fund                             540

          Newpoint Equity Fund                    8


Item 27.  Indemnification: (3)


Item 28.  Business and Other Connections of Investment Adviser:

          (a)First National Bank of Ohio, a national banking association formed in 1947, is a wholly-owned subsidiary of FirstMerit Corp. Through its subsidiaries and affiliates, FirstMerit Corp. offers a full range of financial services to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, mortgage banking, investment advisory services, and trust services.

             As of December 31, 1994 the trust division of First National Bank of Ohio had approximately $2.5 billion under administration of which it had investment discretion over $1.1 billion.



             The principal executive officers of the Fund's Investment Adviser, and the Directors of the Fund's Adviser, are set forth in the following tables. Unless otherwise noted, the position listed under Other Substantial Business, Profession, Vocation or Employment is with First National Bank of Ohio.
                                         Other Substantial
                      Position with      Business, Profession,
Name                   the Adviser       Vocation or Employment

John R. Masco         President and Chief
                      Executive Officer

Robert P. Brecht      Executive Vice President

Terry E. Patton       Secretary and Counsel

David T Conroy        Senior Vice President

Robert W.Carpenter    Executive Vice President

Brad L. Tolstedt      Senior Vice President

Gregory R. Bean       Senior Vice President,
                      Senior Trust Officer

David A. Toth         Senior Vice President

Richard G. Norton     Executive Vice President


                                  Directors


John C. Blickle       Terry L. Haines     Stephen E. Myers

Robert M. Carter      Clifford J. Isroff  Gilbert H. Neal

Richard A. Chenoweth  Phillip A Lloyd II  Roger T. Read

Elizabeth A. Dalton   John R. Masco       Justin T. Rogers, Jr.

Howard L. Flood       Robert M. Merzweiler







Item 29.  Principal Underwriters:

      (a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; BayFunds; The Biltmore Funds; The Biltmore Municipal Funds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series, Inc.; Cash Trust Series II; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income


             Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated
             U.S. Government Securities Fund: 3-5 Years; Federated
             U.S. Government Securities Fund: 5-10 Years;First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Insurance Management Series; Intermediate Municipal Trust; International Series Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; The Monitor Funds; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government


             Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; Vision Group of Funds, Inc.; and World Investment Series, Inc.

             Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.




          (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Richard B. Fisher         Director, Chairman, Chief    Vice President
Federated Investors Tower Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive ViceExecutive Vice
Federated Investors Tower President, Federated,   President
Pittsburgh, PA 15222-3779 Securities Corp.


John W. McGonigle         Director, Federated     Executive Vice
Federated Investors Tower Securities Corp.        President and
Pittsburgh, PA 15222-3779                         Secretary

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp


Pittsburgh, PA 15222-3779

John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael D. Fitzgerald     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Scott A. Hutton           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joeseph Kenedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William E. Kugler         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --


Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

John C. Shelar, Jr.       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue         Asstistant Secretary,        --
Federated Investors Tower Assistant Treasurer,
Pittsburgh, PA 15222-3779 Federated Securities Corp.

Joseph M. Huber           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor           Assistant Secretary,     Treasurer
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

        (c) Not Applicable



Item 30.  Location of Accounts and Records:


All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31-a through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant
Federated Services Company              Federated Investors Tower
("Transfer Agent, Dividend              Pittsburgh, PA  15222-3779
Disbursing Agent and
Portfolio Recordkeeper")
Federated Administrative Services
("Administrator")

First National Bank of Ohio             106 South Main Street
("Adviser")                                  Akron, Ohio  44308-1444

State Street Bank & Trust Co.           P.O. Box 1713
("Custodian")                           Boston, Massachusetts 02105

Item 31.  Management Services:  Not applicable.

Item 32.  Undertakings:

          Registrant hereby undertakes to comply with the provisions of
          Section 16 (c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.


          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, upon request and without charge.




                                 SIGNATURES
   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEWPOINT FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 26th day of January, 1996.

                               NEWPOINT FUNDS

               BY: /s/ C. Todd Gibson
               C. Todd Gibson, Assistant Secretary
               Attorney in Fact for John F. Donahue
               January 26, 1996

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                  TITLE               DATE


By:/s/C. Todd Gibson     Attorney in Fact         January 26,1996
   C. Todd Gibson        For the Persons
   ASSISTANT SECRETARY   Listed Below

   NAME                       TITLE

John F. Donahue*            Chairman and Trustee
                            (Chief Executive Officer)

Edward C. Gonzales*         President, Treasurer and
                            Trustee (Principal Financial
                            and Accounting Officer)

Thomas G. Bigley*           Trustee

John T. Conroy, Jr.*        Trustee

William J. Copeland*        Trustee

J. Christopher Donahue      Trustee

James E. Dowd*              Trustee

Lawrence D. Ellis, M.D.*    Trustee

Edward L. Flaherty, Jr.*    Trustee

Peter E. Madden*            Trustee


Gregor F. Meyer*            Trustee

Wesley W. Posvar*           Trustee

Marjorie P. Smuts*          Trustee